As filed with the Securities and Exchange Commission on June 16, 2011

Registration Nos. 333-36796, 811-09941

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933     [X]

Post-Effective Amendment No. 25

and

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

Amendment No. 26

AMBASSADOR FUNDS

(Exact Name of Registrant as Specified in Charter)

500 Griswold Street, Suite 2800

Detroit, Michigan 48226

(Address of Principal Executive Office, Including Zip Code)

(313) 961-3111

(Registrant’s Telephone Number, Including Area Code)

Brian T. Jeffries, President

Ambassador Capital Management, L.L.C.

500 Griswold Street, Suite 2800

Detroit, Michigan 48226

(Name and Address of Agent for Service)

Copy to:

Arthur Don, Esq.

Greenberg Traurig, LLP

77 West Wacker Drive

Suite 3100

Chicago, IL 60601

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[   ]

Immediately upon filing pursuant to Rule 485(b), or

[X]

On July 1, 2011, pursuant to Rule 485(b)

[   ]

60 days after filing pursuant to Rule 485(a)(1), or

[   ]

On__________________, pursuant to Rule 485(a)(1), or

[   ]

75 days after filing pursuant to Rule 485(a)(2), or

[   ]

On ________, 200_, pursuant to Rule 485(a)(2).

If appropriate, check this box:

[   ]

This post-effective amendment designates a new effective date for a previously-filed post effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 25 to the Registration Statement contains:

Selkirk Opportunities Fund, Selkirk Core Fund, Selkirk Income Fund, Selkirk Bond Fund, Selkirk Short-Term Bond Fund Prospectuses

Selkirk Opportunities Fund, Selkirk Core Fund, Selkirk Income Fund, Selkirk Bond Fund, Selkirk Short-Term Bond Fund SAI

Part C and Signature Pages

Exhibits, as applicable

This Amendment is not intended to amend the prospectus and statement of additional information of the other series (Ambassador Money Market Fund) of the Registrant.

2

Fund Name	Ticker
Selkirk Opportunities Fund	SLOPX
Selkirk Core Fund	SLCRX
Selkirk Income Fund	SLINX
Selkirk Bond Fund	SLBDX
Selkirk Short-Term Bond Fund	SLSTX

Each a Series of Ambassador Funds

PROSPECTUS

July 1, 2011

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Page

Selkirk Funds Summaries

  2

Opportunities Fund

  2

Core Fund

  5

Income Fund

  8

Bond Fund

12

Short-Term Bond Fund

16

Investment Objective, Strategies, Risks and Portfolio Holdings

20

Investment Objectives and Strategies

21

Additional Information Concerning Principal Investment Strategies

22

Investment Risks

22

Portfolio Holdings Information

24

Management of the Fund

24

Investment Adviser and Sub-Advisers

24

Portfolio Managers

25

Shareholder Information

26

Valuation of Fund Shares

26

Purchase of Fund Shares

26

Automatic Investment Plan

28

Exchange Plan

29

Redemption of Fund Shares

29

Systematic Withdrawal Program

30

Account and Transactions Policies

30

Signature Guarantees

32

Rule 12b-1 Fees

32

Distributions and Taxes

33

Tax Sheltered Retirement Plans

34

Financial Highlights

34

Privacy Notice

34

SELKIRK OPPORTUNITIES FUND SUMMARY

Investment Objective

The Selkirk Opportunities Fund (the “Fund” or “Opportunities Fund”) seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percent of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fees	None
Exchange fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver(2) Total Annual Fund Operating Expenses after Fee Waiver	2.11% 0.00% 2.11%

(1) “Other Expenses” are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed that, in the event the Fund’s Total Annual Fund Operating Expenses (excluding 12b-1 fees and acquired fund fees and expenses), exceed 2.00%, the Adviser will reduce or waive its management fees in an amount equal to the lesser of (a) the amount necessary for the Fund’s Total Annual Fund Operating Expenses after such waiver equal 2.00% or (b) all of the management fees.  The fee waiver agreement is in effect through December 31, 2012.  Prior to January 1, 2013, the fee waiver agreement can only be terminated by the Ambassador Funds’ Board of Trustees.  To the extent the Adviser waives its management fees, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived, subject to the respective waiver agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Selkirk Opportunities Fund	1 Year	3 Years
	$214	$661

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund’s performance.  As the Opportunities Fund is a new fund, it does not yet have a portfolio turnover history.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 70% of its assets in companies with market capitalization of less than $5 billion or smaller than the largest company* in the Russell 2000 Index, whichever is larger and as measured at the time of purchase, which are considered by the Fund’s Adviser to be small cap issuers, and that the Fund’s Adviser considers to be high quality, strong companies available for purchase at an exceptional value.  Current income is not a consideration.

In selecting the Fund’s investments, the Fund’s Portfolio Manager analyzes the financial, business and management areas of companies and identifies quality companies that demonstrate:

•

consistently high cash returns on net operating assets (CRONOATM);

•

a sound balance sheet with strong generation of free cash;

•

a sustainable competitive advantage in an industry with enviable business economics operated by a capable management team that understands capital allocation and committed to preserving the company dominance and enhancing the company’s competitive position; and

•

Management operates with integrity and on behalf of the shareholder.

Companies meeting above criteria, are given risk adjusted “value-ranges” and placed on the composite bench.  When the price of a security on the composite bench comes within this value range, a position may be taken.

In pursuing its investment objective, the Fund has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the Fund’s Adviser believes may provide an opportunity for above-average appreciation. The Fund primarily invests in U.S. common stocks.

Principal Risks

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund`s share price fluctuates, which means you could lose money by investing in the Fund. The principal risks of investing in this Fund are summarized as follows:

Management Risk The Fund is subject to the risk that the investment adviser`s judgments about the attractiveness, value, or potential appreciation of the fund`s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Equity Securities Risk Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. Further, the value of a particular stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment Style Risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund`s approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Small-Cap Risk Securities of companies with small market capitalization are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers.

New Fund Risk There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate that Fund.  The Board of Trustees can liquidate a Fund without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders, and may result in adverse tax consequences to the shareholders of that Fund.

________________

* As of June 16, 2011, the market capitalization of the largest company in the Russell 2000 Index was $5.4 billion.

Performance

Performance information for the Opportunities Fund is not included because the Fund does not have one full calendar year of performance.

Investment Adviser/Sub-Adviser

Convergence Financial Services, Inc. (the “Adviser”) is the investment adviser to the Selkirk Opportunities Fund.

Clarkston Capital Partners, LLC, (the “Sub-Adviser”) is the sub-adviser to the Selkirk Opportunities Fund.

Portfolio Managers

Jeffrey A. Hakala, CFA, CPA, Chief Investment Officer and a founding member of the Fund’s Sub-Adviser, Clarkston Capital Partners, LLC, is the Portfolio Manager of the Fund.  He has served as the Portfolio Manager of the Fund since its inception.

Jerry W. Hakala, CFA, Director of Research and a founding member of the Fund’s Sub-Adviser, Clarkston Capital Partners, LLC, is Co-Portfolio Manager of the Fund.  He has served as the Co-Portfolio Manager of the Fund since its inception.

Purchase and Sale of Fund Shares

Investors may purchase or redeem Fund shares on any business day by mail (Selkirk Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207), by wire transfer or by telephone at 1-855-SELKIRK (1-855-735-5475).  The minimum initial and subsequent investment amounts are as follows:

Type of Account	Minimum Initial Investments	Subsequent Investments
Regular	$1,000	No minimum
Retirement	$1,000	No minimum
Coverdell Education Savings Account	$1,000	No minimum
Automatic Investment Plan (AIP)	$250	$25 per month

Tax Information

The Fund’s distributions, if any, are expected to be taxable and are expected to be taxed as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as IRAs, may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SELKIRK CORE FUND SUMMARY

Investment Objective

The Selkirk Core Fund (the “Fund” or “Core Fund”) seeks to provide long-term growth of capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percent of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fees	None
Exchange fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver(2) Total Annual Fund Operating Expenses after Fee Waiver	1.86% 0.00% 1.86%

(1) “Other Expenses” are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed that, in the event the Fund’s Total Annual Fund Operating Expenses (excluding 12b-1 fees and acquired fund fees and expenses), exceed 2.00%, the Adviser will reduce or waive its management fees in an amount equal to the lesser of (a) the amount necessary for the Fund’s Total Annual Fund Operating Expenses after such waiver equal 2.00% or (b) all of the management fees.  The fee waiver agreement is in effect through December 31, 2012.  Prior to January 1, 2013, the fee waiver agreement can only be terminated by the Ambassador Funds’ Board of Trustees.  To the extent the Adviser waives its management fees, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived, subject to the respective waiver agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Core Fund	1 Year	3 Years
	$189	$585

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund’s performance.   As the Core Fund is a new fund, it does not yet have a portfolio turnover history.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 70% of its assets in companies with market capitalization of greater than $500 million (measured at the time of purchase), considered by the Fund’s Adviser to be large and mid-cap issuers, and that the Adviser considers to be high quality strong companies available for purchase at an exceptional value.  Current income is not a consideration.

In selecting the Fund’s investments, the Fund’s Portfolio Manager analyzes the financial, business and management areas of companies and identifies quality companies that demonstrate:

•

consistently high cash returns on net operating assets (CRONOATM);

•

a sound balance sheet with strong generation of free cash;

•

a sustainable competitive advantage in an industry with enviable business economics operated by a capable management team that understands capital allocation and committed to preserving the company’s dominance and enhancing the company’s competitive position;

•

Management operates with integrity and on behalf of the shareholder.

Companies meeting above criteria, are given risk adjusted “value-ranges” and placed on the composite bench.  When the price of a security on the composite bench comes within this value range, a position may be taken.

In pursuing its investment objective, the Fund has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the Fund’s Adviser believes may provide an opportunity for above-average appreciation.  The Fund primarily invests in U.S. common stocks.

Principal Risks

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund`s share price fluctuates, which means you could lose money by investing in the Fund. The principal risks of investing in this Fund are summarized as follows:

Management Risk The Fund is subject to the risk that the investment adviser`s judgments about the attractiveness, value, or potential appreciation of the fund`s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Equity Securities Risk Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. Further, the value of a particular stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment Style Risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund`s approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

New Fund Risk There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate that Fund.  The Board of Trustees can liquidate a Fund without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders, and may result in adverse tax consequences to the shareholders of that Fund.

Mid-Cap Risk Stocks of mid-cap companies may be more volatile than large-cap stocks.

Performance

Performance information for the Core Fund is not included because the Core Fund does not have one full calendar year of performance.

Investment Adviser/Sub-Adviser

Convergence Financial Services, Inc. (the “Adviser”) is the investment adviser to the Core Fund.

Clarkston Capital Partners, LLC, (the “Sub-Adviser”) is the sub-adviser to the Core Fund.

Portfolio Managers

Jeffrey A. Hakala, CFA, CPA, Chief Investment Officer and a founding member of the Fund’s Sub-Adviser, Clarkston Capital Partners, LLC, is the Portfolio Manager of the Fund.  He has served as the Portfolio Manager of the Fund since its inception.

Jerry W. Hakala, CFA, Director of Research and a founding member of the Fund’s Sub-Adviser, Clarkston Capital Partners, LLC, is Co-Portfolio Manager of the Fund.  He has served as the Co-Portfolio Manager of the Fund since its inception.

Purchase and Sale of Fund Shares

Investors may purchase or redeem Fund shares on any business day by mail (Selkirk Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207), by wire transfer or by telephone at 1-855-SELKIRK (1-855-735-5475).  The minimum initial and subsequent investment amounts are as follows:

Type of Account	Minimum Initial Investments	Subsequent Investments
Regular	$1,000	No minimum
Retirement	$1,000	No minimum
Coverdell Education Savings Account	$1,000	No minimum
Automatic Investment Plan (AIP)	$250	$25 per month

Tax Information

The Fund’s distributions, if any, are expected to be taxable and are expected to be taxed as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as IRAs, may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SELKIRK INCOME FUND SUMMARY

Investment Objective

The Selkirk Income Fund (the “Fund” or “Income Fund”) seeks to provide dividend income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percent of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fees	None
Exchange fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.61%
Total Annual Fund Operating Expenses Fee Waiver(2) Total Annual Fund Operating Expenses after Fee Waiver	1.86% 0.00% 1.86%

(1) “Other Expenses” are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed that, in the event the Fund’s Total Annual Fund Operating Expenses (excluding 12b-1 fees and acquired fund fees and expenses), exceed 2.00%, the Adviser will reduce or waive its management fees in an amount equal to the lesser of (a) the amount necessary for the Fund’s Total Annual Fund Operating Expenses after such waiver equal 2.00% or (b) all of the management fees.  The fee waiver agreement is in effect through December 31, 2012.  Prior to January 1, 2013, the fee waiver agreement can only be terminated by the Ambassador Funds’ Board of Trustees.  To the extent the Adviser waives its management fees, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived, subject to the respective waiver agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Selkirk Income Fund	1 Year	3 Years
	$189	$585

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund’s performance.  As the Income Fund is a new fund, it does not yet have a portfolio turnover history.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily, under normal market conditions, in the common and preferred stocks of companies that pay dividends.  In a weak market economy, as determined by the Adviser, the Fund may select to invest in investment grade fixed income securities, including investment grade corporate bonds and/or U. S. Treasuries, maturing in 10 years or less.  A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Adviser.  Under normal market conditions, at least 80% of all securities owned by the Fund, whether equity or fixed income, securities will be income-producing securities.

In selecting the Fund’s investments, the Fund’s Portfolio Manager analyzes the financial, business and management areas of companies and identifies quality companies that demonstrate:

•

consistently high cash returns on net operating assets (CRONOATM);

•

a sound balance sheet with strong generation of free cash;

•

a sustainable competitive advantage in an industry with enviable business economics operated by a capable management team that understands capital allocation and committed to preserving the company’s dominance and enhancing the company’s competitive position; and

•

Management operates with integrity and on behalf of the shareholder.

Companies meeting above criteria, are given risk adjusted “value-ranges” and placed on the composite bench.  When the price of a security on the composite bench comes within this value range, a position may be taken.

In pursuing its investment objective, the Fund has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the Fund’s Adviser believes may provide an opportunity for above-average income and possible appreciation, although appreciation is not part of the Income Fund’s investment objective.  The Fund primarily invests in U.S. securities.

In addition to the valuation considerations discussed above, we favor companies with one or more of the following:

•

either a track record of, or the potential for, dividend growth;

•

a current dividend yield; or

•

the ability to pay a dividend in the near future.

In determining the overall allocations between stocks and fixed income securities, the Fund’s may favor fixed income securities if the Adviser perceives the economy to be weak, corporate profits are expected to decline or the Fund’s portfolio manager is finding little opportunity in the equity space.   Likewise, when the manager believes that value is available in equities, the Adviser may favor stocks.

Principal Risks

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund`s share price fluctuates, which means you could lose money by investing in the Fund. The principal risks of investing in this Fund are summarized as follows:

Management Risk The Fund is subject to the risk that the investment adviser`s judgments about the attractiveness, value, or potential appreciation of the fund`s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Equity Securities Risk Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. Further the value of a particular stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment Style Risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund`s approach to investing could cause it to underperform other stock funds that employ a different investment style.

Credit (or Default) Risk The Fund may lose money if an issuer of a fixed income security is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its payment obligations. Further, when an issuer suffers adverse changes in its financial condition or credit rating, the price of its debt obligations may decline and/or experience greater volatility. A change in financial condition or credit rating of a fixed income security can also affect its liquidity and make it more difficult for the Fund to sell.

Interest Rate Risk The value of a fixed income security may decline due to an increase in the absolute level of interest rates, or changes in the spread between two rates, the shape of the yield curve or any other interest rate relationship. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes.

Prepayment Risk A portion of the Fund may be invested in asset-backed and mortgage-backed securities. Accordingly, the Fund may be subject to higher prepayment risk than a Fund with a higher concentration in other types of fixed income securities. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund earlier than expected. This may happen during a period of declining interest rates.

New Fund Risk There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate that Fund.  The Board of Trustees can liquidate a Fund without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders, and may result in adverse tax consequences to the shareholders of that Fund.

Performance

Performance information for the Income Fund is not included because the Income Fund does not have one full calendar year of performance.

Investment Adviser/Sub-Adviser

Convergence Financial Services, Inc. (the “Adviser”) is the investment adviser to the Selkirk Income Fund.

Clarkston Capital Partners, LLC, (the “Sub-Adviser”) is the sub-adviser to the Selkirk Income Fund.

Portfolio Managers

Jeffrey A. Hakala, CFA, CPA, Chief Investment Officer and a founding member of the Fund’s Sub-Adviser, Clarkston Capital Partners, LLC, is the Portfolio Manager of the Fund.  He has served as the Portfolio Manager of the Fund since its inception.

Jerry W. Hakala, CFA, Director of Research and a founding member of the Fund’s Sub-Adviser, Clarkston Capital Partners, LLC, is Co-Portfolio Manager of the Fund.  He has served as the Co-Portfolio Manager of the Fund since its inception.

Purchase and Sale of Fund Shares

Investors may purchase or redeem Fund shares on any business day by mail (Selkirk Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207), by wire transfer or by telephone at 1-855-SELKIRK (1-855-735-5475).  The minimum initial and subsequent investment amounts are as follows:

Type of Account	Minimum Initial Investments	Subsequent Investments
Regular	$1,000	No minimum
Retirement	$1,000	No minimum
Coverdell Education Savings Account	$1,000	No minimum
Automatic Investment Plan (AIP)	$250	$25 per month

Tax Information

The Fund’s distributions, if any, are expected to be taxable, and are expected to be taxed as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as IRAs, may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SELKIRK BOND FUND SUMMARY

Investment Objective

The primary objective of the Selkirk Bond Fund (the “Fund” or “Bond Fund”) is to provide a high level of current income.  Its secondary objective is capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percent of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fees	None
Exchange fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.62%
Acquired Fund Fees and Expenses Total Annual Fund Operating Expenses Fee Waiver(2) Total Annual Fund Operating Expenses after Fee Waiver	0.00% 1.62% 0.00% 1.62%

(1) “Other Expenses” are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed that, in the event the Fund’s Total Annual Fund Operating Expenses (excluding 12b-1 fees and acquired fund fees and expenses), exceed 1.55%, the Adviser will reduce or waive its management fees in an amount equal to the lesser of (a) the amount necessary for the Fund’s Total Annual Fund Operating Expenses after such waiver equal 1.55% or (b) all of the management fees.  The fee waiver agreement is in effect through December 31, 2012.  Prior to January 1, 2013, the fee waiver agreement can only be terminated by the Ambassador Funds’ Board of Trustees.  To the extent the Adviser waives its management fees, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived, subject to the respective waiver agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Selkirk Bond Fund	1 Year	3 Years
	$165	$511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund’s performance.  As the Bond Fund is a new fund, it does not yet have a portfolio turnover history.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in fixed income securities.  Under normal market conditions, the Fund’s average portfolio duration* will range from three to seven years.  The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in investment grade, U.S. dollar-denominated bonds, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Adviser.

*Duration measures the sensitivity of a particular bond, or portfolio of bonds, to a given change in interest rates.  The longer a security’s duration, the more sensitive it will be to changes in interest rates than a security with a shorter duration.  For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

Bonds, also known as fixed income securities, in which the Fund may invest without limitation:

•

U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government;

•

corporate debt obligations, including commercial paper;

•

U.S. municipal debt obligations;

•

mortgage-backed securities, including collateralized mortgage obligations (“CMOs”);

•

asset-backed securities;

•

Exchange Traded Funds (“ETFs”); and

•

U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., yankee bonds).

The Fund may invest up to 20% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Adviser.

Principal Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:

Credit (or Default) Risk The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Prepayment Risk A substantial portion of the Fund may be invested in asset-backed and mortgage-backed securities. Accordingly, the Fund may be subject to higher prepayment risk than a Fund with a higher concentration in other types of fixed income securities. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund earlier than expected. This may happen during a period of declining interest rates. The Fund may have to reinvest in lower yielding securities.

Mortgage-Backed and Other Asset-Backed Security Risk Investments in mortgage-backed securities are neither insured nor guaranteed by the U.S. Treasury and involve prepayment risk and extension risk.

Management Risk The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

High Yield Debt Securities Risk Investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

ETF Risk ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

New Fund Risk There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate that Fund.  The Board of Trustees can liquidate a Fund without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders, and may result in adverse tax consequences to the shareholders of that Fund.

Performance

Performance information for the Bond Fund is not included because the Bond Fund does not have one full calendar year of performance.

Investment Adviser/Sub-Adviser

Convergence Financial Services, Inc. (the “Adviser”) is the investment adviser to the Selkirk Bond Fund.

Ambassador Capital Management, LLC (the “Sub-Adviser”) is the sub-adviser to the Selkirk Bond Fund.

Portfolio Managers

Gregory A. Prost, CFA, Chief Investment Officer and Vice President of the Sub-Adviser, Ambassador Capital Management, LLC, is the Portfolio Manager of the Fund.  He has served as the Portfolio Manager of the Fund since its inception.

Derek H. Oglesby, CFA, Portfolio Manager of the Sub-Adviser, Ambassador Capital Management, LLC is Co-Portfolio Manager of the Fund.  He has served as Co-Portfolio Manager of the Fund since its inception.

Talmadge D. Gunn, Senior Vice President of the Sub-Adviser, Ambassador Capital Management, LLC, is Co-Portfolio Manager of the Fund.  He has served as Co-Portfolio Manager of the Fund since its inception.

Purchase and Sale of Fund Shares

Investors may purchase or redeem Fund shares on any business day by mail (Selkirk Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207), by wire transfer or by telephone at 1-855-SELKIRK (1-855-735-5475).  The minimum initial and subsequent investment amounts are as follows:

Type of Account	Minimum Initial Investments	Subsequent Investments
Regular	$1,000	No minimum
Retirement	$1,000	No minimum
Coverdell Education Savings Account	$1,000	No minimum
Automatic Investment Plan (AIP)	$250	$25 per month

Tax Information

The Fund’s distributions, if any are expected to be taxable, and are expected to be taxed as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as IRAs, may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SELKIRK SHORT-TERM BOND FUND SUMMARY

Investment Objective

The primary objective of the Selkirk Short-Term Bond Fund (the “Fund” or “Short-Term Bond Fund”) is to maximize income, to the extent consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percent of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	None
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption fees	None
Exchange fees	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.70%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	0.62%
Acquired Fund Fees and Expenses Total Annual Fund Operating Expenses Fee Waiver(2) Total Annual Fund Operating Expenses after Fee Waiver	0.00% 1.57% 0.00% 1.57%

(1) “Other Expenses” are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.

(2) The Adviser has contractually agreed that, in the event the Fund’s Total Annual Fund Operating Expenses (excluding 12b-1 fees and acquired fund fees and expenses), exceed 1.50%, the Adviser will reduce or waive its management fees in an amount equal to the lesser of (a) the amount necessary for the Fund’s Total Annual Fund Operating Expenses after such waiver equal 1.50% or (b) all of the management fees.  The fee waiver agreement is in effect through December 31, 2012.  Prior to January 1, 2013, the fee waiver agreement can only be terminated by the Ambassador Funds’ Board of Trustees.  To the extent the Adviser waives its management fees, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived, subject to the respective waiver agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Selkirk Short-Term Bond Fund	1 Year	3 Years
	$160	$496

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund’s performance.  As the Short-Term Bond Fund is a new fund, it does not yet have a portfolio turnover history.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in fixed income securities.  Under normal market conditions, the Fund’s average portfolio duration* will range from one to three years.  The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in investment grade, U.S. dollar-denominated bonds, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Adviser.

*Duration measures the sensitivity of a particular bond, or portfolio of bonds, to a given change in interest rates.  The longer a security’s duration, the more sensitive it will be to changes in interest rates than a security with a shorter duration.  For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

Bonds, also known as fixed income securities, in which the Fund may invest without limitation:

•

U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government;

•

corporate debt obligations, including commercial paper;

•

U.S. municipal debt obligations;

•

mortgage-backed securities, including collateralized mortgage obligations (“CMOs”);

•

asset-backed securities;

•

Exchange Traded Funds (ETF’s); and

•

U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., yankee bonds).

The Fund may invest up to 20% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

Principal Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:

Credit (or Default) Risk The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Mortgage-Backed and Other Asset-Backed Security Risk Investments in mortgage-backed securities are neither insured nor guaranteed by the U.S. Treasury and involve prepayment risk and extension risk.

Management Risk The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

High Yield Risk Investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risk ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

New Fund Risk There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate that Fund.  The Board of Trustees can liquidate a Fund without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders, and may result in adverse tax consequences to the shareholders of that Fund.

Performance

Performance information for the Short-Term Bond Fund is not included because the Short-Term Bond Fund does not have one full calendar year of performance.

Investment Adviser/Sub-Adviser

Convergence Financial Services, Inc. (the “Adviser”) is the investment adviser to the Selkirk Short-Term Bond Fund.

Ambassador Capital Management, LLC (the “Sub-Adviser”) is the sub-adviser to the Selkirk Short-Term Bond Fund.

Portfolio Managers

Gregory A. Prost, CFA, Chief Investment Officer and Vice President of the Sub-Adviser, Ambassador Capital Management, LLC and is the Portfolio Manager of the Fund.  He has served as the Portfolio Manager of the Fund since its inception.

Derek H. Oglesby, CFA, Portfolio Manager of the Sub-Adviser, Ambassador Capital Management, LLC is Co-Portfolio Manager of the Fund.  He has served as Co-Portfolio Manager of the Fund since its inception.

Talmadge D. Gunn, Senior Vice President of the Sub-Adviser, Ambassador Capital Management, LLC is Co-Portfolio Manager of the Fund.  He has served as Co-Portfolio Manager of the Fund since its inception.

Purchase and Sale of Fund Shares

Investors may purchase or redeem Fund shares on any business day by mail (Selkirk Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207), by wire transfer or by telephone at 1-855-SELKIRK (1-855-735-5475).  The minimum initial and subsequent investment amounts are as follows:

Type of Account	Minimum Initial Investments	Subsequent Investments
Regular	$1,000	No minimum
Retirement	$1,000	No minimum
Coverdell Education Savings Account	$1,000	No minimum
Automatic Investment Plan (AIP)	$250	$25 per month

Tax Information

The Fund’s distributions, if any, are expected to be taxable, and are expected to be taxed as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as IRAs, may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS

The Opportunities Fund and Core Fund invest primarily in equities.  Each Fund's investment approach emphasizes a competitive return in rising markets and preservation of capital in declining markets in an attempt to generate long-term capital appreciation over a complete business cycle (approximately 3 to 5 years).

The Income Fund invests primarily, under normal market conditions, in common and preferred stocks of companies that pay dividends.  In a weak market economy, as determined by the Adviser, the Fund may select to invest in fixed income securities.

In selecting the investments for the Opportunities Fund, Core Fund and Income Fund (the “equity funds”), the financial, business and management areas of companies are analyzed and quality companies are identified that posses the following:

•

consistently high cash returns on net operating assets (CRONOATM);

•

strong generation of free cash; and

•

a sound balance sheet and solid cash flow.

Companies meeting above criteria, are given risk adjusted “value-ranges” and placed on the composite bench.  When the price of a security on the composite bench comes within this value range, a position may be taken.

In addition to the valuation considerations discussed above, companies are favored if they have with one or more of the following:

•

either a track record of, or the potential for, above-average earnings;

•

a sustainable competitive advantage and leading market position.

The Opportunities Fund, Core Fund and Income Fund primarily invest in U.S. common stocks and do not engage in the use of derivatives.

In their investments in equity securities, the Opportunities Fund, Core Fund and Income Fund, each pursue a selling discipline to preserve capital gains and limit losses.  The Funds’ sell process stems from continual analysis of companies in the Fund’s portfolio and is prompted by one of the following three determinations: 1) the company no longer meets the established quality principles; 2) the company does not support its market valuations; and 3) a demonstrably better opportunity is uncovered.

The securities in which each Fund invests will be listed on a national securities exchange or traded on an over-the-counter market.

Investments by the Income Fund in fixed-income securities will be in investment grade (as defined below) corporate bonds and/or U.S. Treasuries maturing in 10 years or less.

The Bond Fund and Short-Term Bond Fund (the “Bond Funds”) invest primarily in debt securities.  Each Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, in investment grade, U.S. dollar-denominated bonds, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

The Bond Funds vary in average portfolio duration.   Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Debt securities in which the Bond Funds may invest include without limitation:

•

U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government;

•

long- and short-term corporate debt obligations;

•

mortgage-backed securities, including collateralized mortgage obligations (“CMOs”);

•

asset-backed securities, including collateralized debt obligations (“CDOs”); and

•

U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., yankee bonds).

The Bond Funds may invest up to 20% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Portfolio Manager.

The Bond Funds may purchase or sell securities on a when-issued, to-be-announced (“TBA”), delayed delivery or forward commitment basis and may engage in short-term trading of portfolio securities. The Fund may also utilize dollar roll transactions, which are series of purchase and sale transactions, to obtain market exposure to certain types of securities, particularly mortgage-backed securities. From time to time, the advisor may enter into futures and/or credit default swap contracts and may use exchange traded funds (“ETFs”) to manage cash.

The Bond Funds may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.

Investment Objectives and Strategies

Opportunities Fund

This Fund will normally invest in the common stocks of companies smaller than the largest company Russell 2000 index.  The Fund’s investment objective is long-term capital appreciation.   In pursuing its investment objective, the Fund has the discretion to deviate from its normal investment criteria, as described below, and purchase securities that the Fund’s management believes will provide an opportunity for substantial appreciation.

Core Fund

This Fund will normally invest in the common stocks of companies larger than the smallest company in the S&P 500 index.  The Fund’s investment objective is long-term capital appreciation.  In pursuing its investment objective, the Fund has the discretion to deviate from its normal investment criteria, as described below, and purchase securities that the fund’s management believes will provide an opportunity for substantial appreciation.

Income Fund

This Fund will normally invest in the common and preferred stocks of dividend paying companies.  The Fund’s investment objective is providing dividend income.  In a weak market economy, as determined by the Adviser, or when the manager is funding little perceived value in the equity value, the Fund may select to invest in fixed income securities.

Bond Fund

This Fund will normally invest in fixed income securities.  The Fund’s investment objective is providing a high level of current income. Under normal circumstances, the Bond Fund's average portfolio duration will range from three to seven years.

Short-Term Fund

This Fund will normally invest in fixed income securities.  The Fund’s investment objective is maximizing income to the extent consistent with preservation of capital.   Under normal circumstances, the Fund's average portfolio duration will range from one to three years.

Each of the Fund’s investment restrictions are detailed in the Statement of Additional Information (SAI).  Each Fund’s fundamental investment objective, but not the strategy employed in pursuing it, is a fundamental policy that may not be changed without the approval of a majority of the outstanding voting securities of that Fund, which means the approval of the lesser of (i) 67% or more of the voting securities of such Fund present at a meeting, if more than 50% of the Fund’s voting securities are present in person or by proxy at such meeting, or (ii) more than 50% of the outstanding voting securities of that Fund.

Additional Information Concerning Principal Investment Strategies

All investments, including those in mutual funds, have risks.  No investment is suitable for all investors.  The risks inherent in each Fund depend primarily upon the types of securities in the fund's portfolio, as well as on market conditions.  There is no guarantee that a Fund will achieve its objective or that the managers' investment strategies will be successful.  There is a risk that you could lose all or a portion of your investment in a Fund as a result of a steep, sudden and/or prolonged market decline.  If the value of the Fund's portfolio decreases, the Fund's net asset value (“NAV”) would also decrease, which means, if you sold your shares, you would receive less money.

The Opportunities Fund is designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking capital growth through investment in common stocks.  Securities of companies with small-market capitalization are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers.  Common stocks tend to be more volatile than other investment choices.

The Core Fund is designed for long-term investors, who can accept the fluctuations in portfolio value and other risks associated with seeking capital growth through investment in common stocks. Common stocks tend to be more volatile than other investment choices.

The Income Fund is designed for long-term investors who can accept the fluctuations in portfolio value of common stocks and asset value fluctuations from interest rate changes and credit risks associated with fixed income investments.  The equity and fixed income portion of the portfolio may vary.

The Bond Fund is appropriate for investors who seek high income with less net asset value fluctuation (from interest rate changes) than that of a longer-term fund.  However, the Fund has more net asset value fluctuation than with a shorter-term fixed income fund.  The Fund is appropriate for investors who can accept the credit and other risks associated with a portion of the portfolio being invested in fixed income securities that are rated below investment grade or unrated.  The Fund’s dollar-weighted average maturity will generally range between three and seven years.

The Short-Term Bond Fund is appropriate for investors who seek income with less net asset value fluctuation (from interest rate changes) than that of a longer-term fund.  The Fund is appropriate for investors who can accept the credit and other risks associated with fixed income securities (up to 20%) that are rated below investment grade or unrated.  The Fund’s average portfolio duration will range from one to three years.

A longer-term bond fund will usually provide a higher yield than a short-term fund; conversely, a short-term fund usually has less net asset value fluctuation, although there can be no guarantee that this will be the case.  Since the Fund invests in a variety of fixed-income securities, a fundamental risk is that the value of these securities will fall if interest rates rise, which will cause the Fund's net asset value (NAV) to also decline.  This is often referred to as "maturity risk."

Investment Risks

	Opportunities Fund	Core Fund	Income Fund	Bond Fund	Short-Term Bond Fund
Management Risk	X	X	X	X	X
Equity Securities Risk	X	X	X
Investment Style Risk	X	X	X
Small-Cap Risk	X
Mid-Cap Risk		X
Credit (or Default) Risk			X	X	X
Interest Rate Risk			X	X	X
Prepayment Risk			X	X
High Yield Debt Securities Risk				X	X
Mortgage-Backed and Other Asset Backed Securities Risk				X	X
Repurchase Agreements Risk					X
ETF’s Index and Sector Risk				X	X
New Fund Risk	X	X	X	X	X

Management Risk. The Funds are subject to the risk that the investment techniques and risk analysis applied by the Adviser may prove to be incorrect. If the securities selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform other funds with similar objectives and investment strategies.  There is no guarantee that the investment objective of the Funds will be achieved.

Equity Securities Risk. The Opportunities Fund, Core Fund and Income Fund invest in common stocks which represent an equity interest in a corporation.   Although common stocks have a history of long-term growth in value, their prices may fluctuate rapidly and unpredictably in shorter time periods for a variety of reasons, including as a result of political or economic events having little or nothing to do with the performance of the issuers, and there is no guarantee of continued long-term growth.  Equity securities of growth companies may be more volatile and could result in a disproportionate return or loss respective to their benchmarks.  Equity securities of technology growth companies are extremely volatile primarily due to market saturation, price competition and rapid product obsolescence.

Investment Style Risk. The Opportunities Fund, Core Fund and Income Fund are subject to the risk that the investment techniques and risk analysis applied by the Adviser may prove to be incorrect. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund`s approach to investing could cause it to underperform other stock funds that employ a different investment style.

Small-Cap Risk. The Opportunities Fund invests in small-cap stocks.  The securities of smaller companies, as a class, have had periods of favorable results and other periods of less favorable results compared to the securities of larger companies as a class.  Stocks of small to mid-size companies tend to be more volatile and less liquid than stocks of large companies.  Smaller companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure and may have a smaller public market for their shares.

Mid-Cap Risk. The Core Fund may invest in mid-cap stocks.  The securities of mid-size companies tend to be more volatile and less liquid than stocks of large companies.

Credit (or Default)/Interest Rate Risk. The Bond Fund and Short-Term Bond Fund invest in bonds and other debt instruments that are methods for an issuer to borrow money from investors.  Debt securities have varying levels of sensitivity to interest rate changes and varying degrees of quality.  A decline in prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.  As a result, interest rate fluctuations will affect a fund's net asset value, but not the income received by a fund from its portfolio securities (because yields on debt securities available for purchase by a fund vary over time, no specific yield on shares of a fund can be assured).  Also, if the bonds in a fund's portfolio contain call, prepayment or redemption provisions, during a period of declining interest rates, these securities are likely to be redeemed and the fund will probably be unable to replace them with securities having a comparable yield.  There can be no assurance that payments of interest and principal on portfolio securities will be made when due.  Bonds and bond funds are also exposed to credit risk, which is the possibility that the issuer will default on its obligation to pay interest and/or principal.

Prepayment Risk. The Bond Fund and Short-Term Bond Fund may invest in asset-backed and mortgage-backed securities.  As a result, the Fund may be subject to higher prepayment risk than a Fund with a higher concentration in other types of fixed income securities. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Funds earlier than expected. This may happen during a period of declining interest rates. The Fund may have to reinvest in lower yielding securities.

High Yield Debt Securities Risk. Investment grade bonds are those rated within the four highest ratings categories of Moody's or S&P or, if unrated, determined by the Adviser to be of comparable credit quality.  Bonds rated below investment grade have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuers to make principal and interest payments than is the case with higher grade bonds.  High yield, lower-rated debt securities (commonly called "junk bonds"), on balance, are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy; they are likely to be less marketable and more adversely affected by economic downturns than higher-quality debt securities.  Convertible debt securities are frequently unrated or, if rated, are below investment grade.  For more information, see the discussion of debt securities in the Funds' Statement of Additional Information.

Mortgage-Backed and Other Asset-Backed Securities Risk.  The Bond Fund and Short-Term Bond Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises ("GSEs") such as FNMA and FHLMC.  These securities are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government recently provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future. Mortgage-backed securities also involve prepayment risk and extension risk.  Investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Repurchase Agreements Risk.  The Bond Fund and Short-Term Bond Fund may enter into repurchase agreements.  In the event of a bankruptcy or other default of a seller of a repurchase agreement, a fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

ETF’s Index and Sector Risk.  The Bond Fund and Short-Term Bond Fund may purchase ETF’s that replicate an index or a section.  ETF’s are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

New Fund Risk.  There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate that Fund.  The Board of Trustees can liquidate a Fund without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders, and may result in adverse tax consequences to the shareholders of that Fund.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of each Fund’s portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”) and on the Funds’ website at selkirkmutualfunds.com.

MANAGEMENT OF THE FUNDS

Investment Adviser

Convergence Financial Services, Inc. (the “Adviser”) is the investment adviser to the Funds.  The Adviser's address is 4000 Town Center, 11th Floor, Southfield, Michigan 48075 (Telephone: 1-888-296-3360).  The Adviser is a Michigan corporation, incorporated in December 2009.  The Adviser is controlled by M&O Capital, Inc. and Mr. Timothy J. Otto, President of the Adviser, owns 50% of M&O Capital, Inc.  Subject to the overall authority of the Board of Trustees of Ambassador Funds (the “Board”), the Adviser manages the business affairs of the Funds under an investment advisory agreement dated June 10, 2011.  The Adviser, subject to the overall authority of the Board, has selected each of the Funds’ Sub-Advisers to manage the investments of the Fund, as discussed below under investment sub-advisory agreement dated June 10, 2011.   Following an initial two year period, each year the Board will consider whether to continue and renew the investment advisory and respective sub-advisory agreements for the Funds.  A discussion regarding the basis of the Board’s approval of each Fund’s investment advisory agreement with the Adviser and respective Sub-Adviser will be available, when first produced, in the Funds’ annual report for the period ended December 31, 2011.

The Adviser receives a monthly fee from each Fund based on that Fund's average net assets, computed and accrued daily.  The annual management fee rate paid to the Adviser by the Funds are:

Annual Rate*
Selkirk Opportunities Fund	1.25%
Selkirk Core Fund	1.00%
Selkirk Income Fund	1.00%
Selkirk Bond Fund	0.75%
Selkirk Short-Term Fund	0.70%

* Subject to the application of the fee waiver agreement discussed below.

Fee Waiver Agreement.  The Adviser has contractually agreed to reduce or waive its compensation due from any of the Funds in the event that such Fund’s operating expenses (excluding taxes, interest, brokerage commissions, 12b-1 fees and expenses incurred in connection with investing in other investment companies, called “acquired fund fees and expenses” or “AFFE”, if any, and other extraordinary expenses) exceed certain threshold levels applicable to each Fund.  The “Annual Fund Operating Expenses” in each Fund’s Summary Prospectus provides the respective threshold amounts for each Fund and reflects this contractual arrangement with respect to each Fund.

Sub-Advisers

Clarkston Capital Partners, LLC

Clarkston Capital Partners, LLC, a Michigan limited liability company (“Clarkston”), established in 2007 and located at 260 E. Brown Street, Birmingham, Michigan 48009, is the Sub-Adviser to the Opportunities Fund, the Core Fund and the Income Fund.  Clarkston receives a sub-advisory fee equal to 50% of the fees paid to the Adviser by each such Fund.  Clarkston has provided professional investment portfolio management services, in equities securities, to individuals and institutional clients since 2007.  As of December 31, 2010, Clarkston managed approximately $72 million in assets under management.

Ambassador Capital Management, LLC

Ambassador Capital Management, L.L.C. a Michigan limited liability company (“Ambassador”), established in 1998 and located at 500 Griswold, Suite 2800, Detroit, Michigan 48226, is the Sub-Adviser to the Bond Fund and the Short-Term Bond Fund.  Ambassador receives a sub-advisory fee equal to 50% of the fees paid to the Adviser by each such Fund.  Ambassador specializes in the management of fixed income and cash portfolios for regulated investment company (mutual fund), public and private sector clients including retirement plans, municipalities, corporations, endowments and foundations.  As of December 31, 2010, Ambassador had approximately $841 million in assets under management.

Sub-Advisory fees paid to Clarkston and Ambassador, respectively, are paid entirely by the Adviser, and do not result in any additional costs to the Funds.

Portfolio Managers

Jeffrey A. Hakala, CFA, CPA, founding member of Clarkston, is the lead portfolio manager of the Opportunities Fund, Core Fund and Income Fund.  Mr. Jeffrey Hakala also leads Clarkston’s Investment Committee and has over fifteen years’ experience in portfolio management, investment research, financial reporting and accounting.  Prior to forming Clarkston, he was a member of the Audit and Advisory Services Group at Arthur Andersen, LLP from 1996 to 1999.  He served as a portfolio manager at Seger-Elvekrog from 1999 through 2002 and from 2006 to 2007, he was a portfolio manager with Investment Counsel, Inc.  Mr. Jeffrey Hakala earned a Bachelor’s degree in Accounting and a Master’s degree in Business Administration, both from Michigan State University.  He is a licensed Certified Public Accountant and holds the Chartered Financial Analyst designation.

Jerry W. Hakala, CFA, founding member of Clarkston, is the co-portfolio manager of the Opportunities Fund, Core Fund and Income Fund.  Mr. Jerry Hakala serves on Clarkston’s Investment Committee and is responsible for managing the firm’s proprietary research.  He has over fifteen years’ experience in portfolio management, investment research and financial analysis.  Prior to founding Clarkston, he held accounting and finance positions at Ford Motor Company from 1999 through 2003; he was a portfolio manager with Investment Counsel, Inc. from 2006 to 2007.  Mr. Jerry Hakala earned a Bachelor’s degree in Business Administration from the University of Michigan and a Master of Business Administration degree in Finance and Accounting from Michigan State University.  He holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the Detroit Society of Financial Analysts.

Gregory A. Prost, CFA, Chief Investment Officer of Ambassador, is the lead portfolio manager of the Bond Fund and Short-Term Bond Fund.  Mr. Prost oversees the Ambassador’s fixed income research and directs its fixed income strategy.  He has been the lead portfolio manager of the Ambassador Money Market Fund since 2000.  Prior to joining the Ambassador, Mr. Prost was a partner and senior portfolio manager at Munder Capital Management from 1995 until 2000, where he was responsible for managing fixed income portfolios.  Mr. Prost is a Chartered Financial Analyst.  He earned a B.A. from Kalamazoo College and an M.B.A. from Western Michigan University.

Derek H. Oglesby, CFA, Portfolio Manager of Ambassador, is the co-portfolio manager of the Bond Fund and Short-Term Bond Fund.  Mr. Oglesby has been the quantitative specialist and mortgage-backed security analyst for Ambassador since 2000 and co-portfolio manager of the Ambassador Money Market Fund since 2006.  Prior to joining the Ambassador, he was a fixed income portfolio analyst with Conning Asset Management Co.  Mr. Oglesby earned a B.S. in Mathematics from Central Missouri State University and an M.B.A. from Michigan State University.

Talmadge D. Gunn, Senior Vice President and Senior Portfolio Manager of the Ambassador, is the co-portfolio manager of the Bond Fund and Short-Term Bond Fund.  Mr. Gunn has been the mortgage-backed securities specialist and responsible for managing long-term portfolios for Ambassador since 2006.  Mr. Gunn has over 26 years experience in the fixed income markets.  Prior to joining Ambassador, he was a shareholder and Senior Portfolio Manager with Munder Capital Management, Inc. from 1993 until 2006.  From 1983 until 1993, Mr. Gunn was Assistant Vice President and Senior Trader at Comerica Bank.  Mr. Gunn earned a B.A. from the University of Michigan and an M.B.A from the University of Detroit.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and their ownership in the respective Fund(s) they manage.

SHAREHOLDER INFORMATION

You may purchase shares of the Funds, on any day that the New York Stock Exchange is open for trading.

Valuation of Fund Shares

The offering price of a Fund’s share is known as its net asset value (“NAV”).  The Fund’s NAV is determined by dividing the Net Assets of the Fund (Total Assets less Liabilities) by the number of shares outstanding.  The Fund’s Net Assets reflect expenses and fees of the Fund.  The expenses of the Fund, which include the management fee, operating expenses, administration and other fees, are accrued daily.  The Fund’s NAV is calculated as of the close of regular trading (currently 4:00 p.m. Eastern Time) on each day that the New York Stock Exchange is open for business.

Equity securities held in the Funds' portfolios are generally valued at the equity securities’ official closing price of the equities primary exchange.  Bonds are generally valued on the basis of quotations provided by pricing services or dealers.  If the price for a particular security is not available or the quote is determined not to represent fair value, the Adviser calculates a fair value for the security based on procedures established by the Boards.

Shareholder transaction orders received in good form (as described below under “Purchase of Fund Shares”) by the Funds’ transfer agent or authorized financial intermediary, by the close of regular trading on the NYSE, will be processed at that day’s NAV.

Purchase of Fund Shares

You may open an account in the Funds with a minimum initial investment of $1,000 (with no minimum additional investment amount required).  If you enroll in the Automatic Investment Plan, the initial investment is reduced to $250 subject to a subsequent minimum monthly investment of $25.

Fund shares may be purchased directly or through an intermediary, such as a broker, bank, investment advisor or other institutions (“intermediaries”), who have entered into selling agreements with Quasar Distributors, LLC.  Intermediaries may charge you a fee and may set their own initial and subsequent investment minimums.

You may purchase shares of any of the Funds by completing an Account Application.  Your order will not be accepted until the completed Account Application is received by the Transfer Agent, in good form.  “Good form” means that your purchase request includes (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to the Core Funds.  Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution.  The Funds will not accept payment in cash, money orders and cashier’s checks, unless the cashier’s check is in excess of $10,000.  In addition, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  Although the Funds do not normally allow shareholder account funding by cashier’s check or third-party checks, it may allow such funding in the following instances: (i) IRA rollovers, (ii) trusts, (iii) gifts, or (iv) business accounts.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.  If any payment is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by a Fund as a result.  The Funds do not issue share certificates.  Each Fund reserves the right to reject any purchase in whole or in part.

If a Fund does not have a reasonable belief of the identity of a shareholder, the Account Application will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  Each Fund also reserves the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Patriot Act

The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to detect and prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Funds may temporarily limit transactions or close an account if they are unable to verify a shareholder’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase by Mail

To purchase a Fund’s shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to the Selkirk Funds to:

Regular Mail Selkirk Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Selkirk Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202-5207

Note:   The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

Purchase by Telephone

If you have completed the “Telephone and Internet Options” section of the Account Application, and your account has been open for at least 15 days, you may purchase additional shares by telephoning the Funds toll free at 1-855-SELKIRK (1-855-735-5475).  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone will be recorded.  You may not make your initial purchase of a Fund’s shares by telephone.  During periods of high market activity, you may encounter longer than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your purchase request in writing.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Purchase by Wire

If you are making an initial investment in a Fund, before you wire funds, please contact the Funds by phone at 1-855-SELKIRK (1-855-735-5475) to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, your account will be established and a service representative will contact you within 24 hours after account establishment to provide you with an account number and wiring instructions.  You may then instruct your bank to initiate the wire.  Prior to sending the wire, please call the Funds to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the Fund’s name, your name and your account number so that your wire can be correctly applied.

If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, please contact the Funds to advise of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  It is essential that your bank include the name of the Fund and your name and your account number in all wire instructions.  If you have questions about how to invest by wire, you may call the Funds.  Your bank may charge you a fee for sending a wire to a Fund.

Your bank should transmit funds by wire to:

U.S. Bank, N.A. 777 East Wisconsin Ave. Milwaukee, WI 53202
ABA Number: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account Number: 112-952-137
Further Credit: Selkirk Funds
(Your Name/Account Registration)
(Your Selkirk Account Number and the Fund name)

Wired funds must be received prior to 4:00 p.m. Eastern Time, to be eligible for same day pricing.  Neither the Funds nor U.S. Bank, N.A., the Funds’ custodian, is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Funds.

Purchase through a Financial Intermediary

You may be able to buy and sell shares of each Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the applicable Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  A Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with a Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on any day that the NYSE is open for business, your order will be priced at a Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Automatic Investment Plan

The Funds have an Automatic Investment Plan that permits an existing Shareholder to purchase additional shares of any fund (minimum $25 per transaction) at regular intervals.  Under the Automatic Investment Plan, shares are purchased by transferring funds from a Shareholder's checking or savings account in an amount of $25 or more designated by the Shareholder.  At your option, the account designated will be debited and shares will be purchased on the date elected by the Shareholder.  Payroll deduction is available for certain qualifying employers - please call 1-855-SELKIRK (1-855-735-5475) for further information. If the date elected by the Shareholder is not a business day, funds will be transferred the next business day thereafter.  Only an account maintained at a domestic financial institution that is an Automated Clearing House member may be so designated.  To establish an Automatic

Investment Plan, complete that section of the Regular Account Application and send it to the Transfer Agent.  You may cancel this privilege or change the amount of purchase at any time by calling 1-855-SELKIRK (1-855-735-5475) or by mailing instructions to the Transfer Agent.  The change will be effective five business days following receipt of your notification by the Transfer Agent.  A Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.  However, a $25.00 fee will be imposed by the Transfer Agent if the automatic transaction is rejected or cannot be completed.

Exchanging Plan

Shares of one Fund may be exchanged for identically registered shares of another Selkirk Fund by written request or by calling 1-855-SELKIRK (1-855-735-5475).  Shares will be exchanged at each Fund’s respective net asset value without any additional charge.  Each exchange must meet the Funds minimum initial and subsequent investment minimums.  You may have a taxable gain or loss as a result of an exchange.  The exchange option may be terminated or modified upon written notice to shareholders.  Request for exchanges received prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) will be processed as of the close of business on the same day.

The Funds also offer a Systematic Exchange Plan whereby a Shareholder may automatically exchange shares (in increments of $1,000 or more) of one Selkirk fund into any other Selkirk fund, on any day, either monthly or quarterly.  For additional information and a Systematic Exchange Plan form, please call the Funds at 1-855-SELKIRK (1-855-735-5475).  Before participating in the Systematic Exchange Plan, an investor should consult a tax or other financial adviser to determine the tax consequences of participation.

Redemption of Fund Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Funds or with the same Financial Intermediary that placed the original purchase order in accordance with the procedures established by that Financial Intermediary.  Your financial institution is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  You may redeem part or all of a Fund’s shares on any business day that the Fund calculates its NAV.  To redeem shares with a Fund, you must contact the Fund either by mail or by phone to place a redemption order.  You should request your redemption prior to market close to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Redemption by Mail

You may redeem a Fund’s shares by simply sending a written request to the Fund.  Please provide the Fund’s name, your name, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Please have the signature(s) guaranteed, if applicable.  (Please see “Account and Transaction Policies” below).  Redemption requests will not become effective until all documents have been received in good form by a Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Funds for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

You should send your redemption request to:

Regular Mail Selkirk Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Selkirk Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202-5207

Note: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

Redemption by Telephone or Wire

In order to redeem a Fund’s shares by telephone you must have completed the “Telephone and Internet Options” portion of the Account Application.  You may request telephone redemption privileges after your account is opened; however, the written authorization may require a separate signature guarantee or other acceptable form of authentication from a financial institution source.  Contact the Funds at 1-855-SELKIRK (1-855-735-5475) for further instructions.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter longer than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the

Fund by telephone, you may make your redemption request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem shares by calling the Funds at 1-855-SELKIRK (1-855-735-5475) prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern Time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on a Fund’s records.  If you desire, at your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Funds of a change of address within 15 days before the redemption request.

Prior to executing instructions that are received by telephone to redeem shares by telephone, the Funds will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Redemption through a Financial Intermediary

You may redeem a Fund’s shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to a Fund and for crediting your account with the proceeds.  For redemption requests executed through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt by the Financial Intermediary of the order.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Program

You may also redeem a Fund’s shares through the Funds’ Systematic Withdrawal Program (“SWP”).  Under the SWP, Shareholders or their brokers may request that redemption proceeds in a predetermined amount be sent to them each month or calendar quarter.  In order to participate in the SWP, your account balance must be at least $10,000 and each withdrawal amount must be for a minimum of $500 each month or quarter.  If you elect this method of redemption, a Fund will send a check directly to your address of record, or will send the payment directly to your bank account via electronic funds transfer through the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated or modified by a shareholder or a Fund at any time without charge or penalty.  You may also elect to terminate your participation in this program at any time by contacting a Fund sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of shares of a Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the “Systematic Withdrawal Plan” section of a Fund’s Account Application.  Please call 1-855-SELKIRK (1-855-735-5475) for additional information regarding the Funds’ SWP.

Account and Transactions Policies

Payment of Redemption Proceeds

Proceeds will generally be sent no later than seven calendar days after a Fund receives your redemption request.

Timing of Redemption Requests

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  Once a shareholder check clears, redemption proceeds will be processed and sent to the shareholder.  Furthermore, there are certain times when you may be unable to sell a Fund’s shares or receive proceeds.  Specifically, a Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for such other periods as the SEC may permit for the protection of a Fund’s shareholders.

Redemption requests will be sent to the address of record.  The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.  If the proceeds of a redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.

Low Balance Accounts

Because of the relatively high cost of maintaining smaller accounts, if for any reason, including general stock market declines, your balance falls below $1,000 and you are not enrolled in the AIP, you will be given 30 days' notice to reestablish the minimum balance or sign up for the AIP.  If you do not respond to the notice within the stated time period, the Funds reserve the right to sell all of your shares and send the proceeds to you.  Your shares will be sold at the NAV on the day your Fund position is closed.  Certain Fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Inactive Accounts

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Redemption In-Kind

Each Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”) to the extent permitted by SEC rules.  It is not expected that a Fund would do so except during unusual conditions.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.  For additional information about redemption-in-kind, please refer to the Statement of Additional Information.

Market Timing

The Board of Trustees have adopted policies and procedures (discussed below) with respect to the frequent purchase and redemption of shares in the Funds. It is the policy of the Funds to discourage, take reasonable steps to deter or minimize, and not accommodate, to the extent practical, frequent purchases and redemptions of shares of the Funds.  Although there is no assurance that the Funds will be able to detect or prevent frequent trading or market timing in all circumstances, the Funds monitor trading activity within specific time periods on a regular basis in an effort to detect frequent, short-term or other inappropriate trading.

The Funds do not permit market timing or other abusive trading practices.  Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm performance of the Funds.  To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any purchase order from any investor we believe has a history of abusive trading or whose trading, in the Funds’ or Adviser’s judgment, has been or may be disruptive to the Funds.  In making this judgment, we may consider trading done in multiple accounts under common ownership or control.  These policies and procedures are applied consistently and uniformly to all of the Funds’ shareholders.

Although the Funds do not knowingly permit market timing of our Funds, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or reasonably detect excessive trading that may be facilitated through these intermediaries. We rely on the intermediaries to have procedures in place to assure that our policies are followed.

The Funds may temporarily or permanently terminate the exchange privilege of any person or group, if the Funds conclude that the purchase and/or redemption will be harmful to existing shareholders or inconsistent with its market timing policies and procedures.  Trading activity is monitored on a regular basis in an effort to detect frequent, short-term or other inappropriate trading.  The Funds may deem a sale of Fund shares to be abusive if sale is made within 30 days of a purchase, if such sales happen more than once a year.

Service Fees

Subject to Board approval, each Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.  The Funds currently do not pay any such fees to intermediaries.

The Adviser, out of its own resources, and without additional cost to a Fund or its shareholders, may also provide additional cash payments or non-cash compensation to intermediaries who sell shares of a Fund or provide services to a Fund’s shareholders.  Such payments and compensation would be in addition to any service fees paid by a Fund.  These additional cash payments would generally be made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries as an expense reimbursement in cases where the intermediary provides shareholder services to a Fund’s shareholders.  The Adviser does not currently make any payments described in this paragraph but could do so without further notice.

Household Mailing

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-SELKIRK (1-855-735-5475) to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Signature Guarantees

Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  The Transfer Agent may also require a signature guarantee for certain other redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee of each owner is required in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address request has been received by the Transfer Agent within the last 15 days;

Non financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Signature guarantees will be generally accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchanges Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Rule 12b-1 Fees

The Funds have adopted Service and Distribution Plans (each, a "Plan" and collectively, the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940.  Each series of the Trust may compensate service organizations for their accounting, shareholder services and distribution services in amounts up to 0.25% of 1% of the average daily net asset value of the Opportunities Fund, Core Fund, Income Fund, Bond Fund and Short-Term Bond Fund.  Because these fees are paid out of each fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  For additional information on the Plans, please see the Statement of Additional Information.

Distributions and Taxes

Dividends and Distributions

The Opportunities Fund and Core Fund declare and pay income dividends, if any, at least annually.  The Income Fund declares and pays income dividends, if any, at least quarterly.  The Bond Fund and Short-Term Bond Fund declare and pay income dividends, if any, monthly.  Capital gains, if any, are distributed by each Fund at least annually.  Distributions of a Fund are automatically reinvested in additional shares of that Fund unless you elect payment in cash.  Cash dividends can be sent to you by check or deposited directly into your bank account.  Call the Transfer Agent at 1-855-SELKIRK (1-855-735-5475) for more information and forms to sign up for direct deposit.

Each Fund reserves the right to reinvest the proceeds and future distributions in additional Fund shares at the current net asset value if checks mailed to you for distributions are returned as undeliverable or not presented for payment within six months.

Each Fund is a separate entity for Federal income tax purposes.  Each Fund intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code and, thus, not be subject to Federal income taxes on amounts it distributes to shareholders.

Each Fund intends to distribute all of its net income and gains to shareholders.  Dividends from investment income and net short-term capital gains are taxable as ordinary income.  Distributions of long-term capital gains are taxable as long-term gains, regardless of the length of time you have held your shares in a Fund.  Distributions will be taxable to you whether received in cash or reinvested in shares of a fund.  You will be advised annually as to the source of your distributions for tax purposes.  If you are not subject to income taxation, you will not be required to pay tax on amounts distributed to you.  If you purchase shares shortly before a record date for a distribution, you will, in effect, receive a return of a portion of your investment, but the distribution will be taxable to you even if the net asset value of your shares is reduced below your cost.  However, for Federal income tax purposes, your original cost would continue as your tax basis.

On the Account Application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not provide your correct taxpayer identification number, the IRS will require the Funds to withhold a percentage of any dividend and redemption proceeds.  The current withholding rate is 28%.

If you wish to change your distribution option, write to the Funds in advance of the payment date of the distribution.  Normally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.  If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, each Fund reserves the right to reinvest the distribution check in your account, at a Fund’s current NAV, and to reinvest all subsequent distributions.

Taxes

The dividends and other distributions of a Fund are taxable to shareholders, unless your investment is in a tax-advantaged account.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional shares of a Fund.

By law, each Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs a Fund to do so.

If you sell your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable to you as long-term capital gains, regardless of the length of time you have held your Fund shares.  Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to you as ordinary income.  For taxable years beginning on or before December 31, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided the holding period and other requirements are met at both the shareholder and Fund level.

This summary is not intended to be and should not be construed to be legal or tax advice to any current or prospective holder of a Fund’s shares.  You should consult your own tax advisers to determine the tax consequences of owning shares of a Fund.

Tax-Sheltered Retirement Plans

The Adviser offers various tax-sheltered retirement plans.  Please call the Adviser at 1-888-296-3360 for booklets describing the following programs and the forms needed to establish them:

Individual Retirement Accounts (IRAs) for employed individuals and their non-employed spouses.

Coverdell Education Savings Account (formerly Education IRA), providing tax-free earnings growth and tax-free withdrawals for certain higher education expenses (contributions not deductible).

Roth IRA, providing tax-free earnings growth and tax-free withdrawals with greater flexibility, under certain circumstances, than Traditional IRAs (contributions not deductibles).

Savings Incentive Match Plans (Simple-IRAs) permitting employers to provide retirement benefits, including salary deferral, to their employees using IRAs and minimizing administration and reporting requirements.

FINANCIAL HIGHLIGHTS

Financial Highlights information is not provided since the Funds have not, as of the date hereof, commenced operation.

PRIVACY NOTICE

Each of the Selkirk Funds, each a series of the Ambassador Funds, recognizes and respects the privacy expectations of our customers.  We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with Ambassador Funds or the Selkirk Funds.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•

Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•

Account History, including information about the transactions and balances in a customer’s accounts; and

•

Correspondence, written, telephonic or electronic between a customer and the Fund or service providers to the Fund.

Disclosure of Customer Information

We may disclose all of the information described above to certain third parties who are not affiliated with the Funds to process or service a transaction at your request or as permitted by law.  For example, sharing information with companies who maintain or service customer accounts for the Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

Security of Customer Information

We require service providers to the Funds:

•

to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the Funds; and

•

to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of a Fund.

Annual and Semi-Annual Reports

Additional information about the Fund’s investments is available, when first produced, in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Reports, when first produced, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their prior fiscal year.

Statement of Additional Information (“SAI”)

You can also find more detailed information about the Funds in the current SAI, dated July 1, 2011, which has been filed electronically with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus.

You can obtain a free copy of these documents, request other information or make general inquiries about the Selkirk Funds, series of the Ambassador Funds at:

Selkirk Funds

4000 Town Center, 11th Floor

Southfield, Michigan 48075

1-888-296-3360

www.selkirkmutualfunds.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C., 20549-1520.

Prospectus

July 1, 2011

Investment Company Act File No. 811-09941

SELKIRKPRO 2011/07

Fund Name	Ticker
Selkirk Opportunities Fund	SLOPX
Selkirk Core Fund	SLCRX
Selkirk Income Fund	SLINX
Selkirk Bond Fund	SLBDX
Selkirk Short-Term Bond Fund	SLSTX

Each a Series of Ambassador Funds

STATEMENT OF ADDITIONAL INFORMATION

JULY 1, 2011

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Funds’ Prospectus dated July 1, 2011, as may be revised.  You may obtain copies of the Funds’ Prospectus, and when first produced, annual and semi-annual reports without charge by calling the Funds’ Administrator toll free at 1-888-813-2552 or by downloading the documents from the Adviser’s website www.selkirkmutualfunds.com

TABLE OF CONTENTS

GENERAL INFORMATION AND FUND HISTORY

  1

INVESTMENT STRATEGIES AND RISKS

  2

More about Principal Investment Strategies and Risks

  2

INVESTMENT POLICIES

  10

Fundamental Investment Policies

  11

Non-Fundamental (Operating) Policies

  11

DISCLOSURE OF PORTFOLIO HOLDINGS

  12

MANAGEMENT OF THE TRUST

  12

Trustees and Officers

  12

Investment Adviser and Sub-Advisers

  18

SERVICE PROVIDERS

  21

Administrator and Fund Accountant

21

Fund Sub-Accountant

21

Distributor

21

Transfer Agent

22

Custodian

22

Sub-Transfer Agent

22

Independent Registered Public Accounting Firm

22

Legal Counsel

23

DISTRIBUTION OF INVESTOR SHARES – RULE 12B-1 PLAN

23

PORTFOLIO TRANSACTIONS AND BROKERAGE

24

PROXY VOTING POLICY

24

MARKETING AND SUPPORT PAYMENTS

25

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

26

DETERMINATION OF NET ASSET VALUE

28

DIVIDENDS DISTRIBUTIONS AND TAXES

29

SIGNIFICANT SHAREHOLDERS

30

PERFORMANCE INFORMATION

31

FINANCIAL STATEMENTS

34

APPENDIX 1- FIXED INCOME SECURITIES RATINGS

A-1

0

GENERAL INFORMATION AND FUND HISTORY

Ambassador Funds (the “Trust”) is a Delaware statutory trust established under a Declaration of Trust, dated March 22, 2000, and is an open-end registered management investment company.  Each of the Selkirk Opportunities Fund, Selkirk Core Fund, Selkirk Income Fund, Selkirk Fixed Income Fund and Selkirk Short-Term Bond Fund (each the “Fund” or collectively known as the “Selkirk Funds” or “Funds”), is a series of Trust and a diversified fund.  Trust offers other series of investment portfolios, and this Statement of Additional Information relates only to the Selkirk Funds.

The Selkirk Funds’ shares, each representing beneficial interests in the respective Fund, are fully transferable.  Each share is entitled to dividends declared by the Trustees, and if a Fund is liquidated, shareholders will receive the net assets of that Fund attributable to the shares held.

All shareholders are entitled to one vote for each share held on the record date for any action requiring a shareholder vote, and a proportionate fractional vote for each fractional share held of that Fund.  Ambassador Funds’ shareholders will vote in the aggregate and not by fund, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of one fund.  The rights of shareholders cannot be modified without a majority vote.

Neither the Trust nor the Funds are required to hold annual meetings of shareholders for the purpose of electing Trustees, except that (i) we are required to hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders.  In addition, Trustees may be removed from office by a written consent signed by the holders of shares representing two-thirds of the outstanding shares of the Fund at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding shares of the Fund.  Upon written request by the holders of shares representing 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, we will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).  Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund.  However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund.  The Declaration of Trust provides for indemnification out of the Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund.  Thus the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

The Selkirk Funds’ Prospectus and this SAI are part of the Ambassador Funds’ Registration Statement filed with the SEC.  Copies of the complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

1

INVESTMENT STRATEGIES AND RISKS

The Prospectus for the Selkirk Funds describes the principal investment strategies employed to achieve the each Fund’s investment objective and the principal risks associated with an investment in the respective Fund.  Below you will find more detail about the types of investment strategies and risks associated with the Selkirk Funds, including those which are not considered principal strategies or risks.

More about Principal Investment Strategies and Risks

The following is a detailed description, along with associated risks, of the various securities that some or all of the Funds may invest in.

Equity Securities.  Common stocks represent an equity interest in a corporation.  Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short-term.  The securities of smaller companies, as a class, have had periods of favorable results and other periods of less favorable results compared to the securities of larger companies as a class.  Stocks of small to mid-sized companies tend to be more volatile and less liquid than stocks of large companies.  Smaller companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure and may have a smaller public market for their shares.

Cash Management.  For defensive purposes, or to accommodate inflows of cash awaiting more permanent investment, the funds may temporarily, and without limitation, hold high-grade short-term money market instruments, cash and cash equivalents, including repurchase agreements.  The Funds also may invest in other investment companies (or companies exempted under Section 3(c)(7) of the 1940 Act) that themselves primarily invest in temporary defensive investments, including commercial paper.  To the extent that the management fees paid to the other investment companies are for the same or similar services as the management fees paid to the fund, there will be a layering of fees that would increase expenses and decrease returns.  Investments in other investment companies are limited by the 1940 Act.

Debt Securities.  In pursuing its investment objective, the Fund Bond Fund and Short-Term Bond Fund primarily invest in debt securities of corporate and governmental issuers.  The Income Fund may also invest debt securities in a weak market economy.  The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund's portfolio as well as on market conditions.  A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.  As a result, interest rate fluctuations will affect a Fund's net asset value but not the income received by a Fund from its portfolio securities.  In addition, if the bonds in a Fund's portfolio contain call, prepayment or redemption provisions, during a period of declining interest rates these securities are likely to be redeemed and a fund will probably be unable to replace them with securities having a comparable yield.  There can be no assurance that payments of interest and principal on portfolio securities will be made when due.

Convertible Securities.  Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock.  The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.  Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures, is redeemed or the holder elects to exercise the conversion privilege.

2

The value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature and is generally referred to as its investment value.  The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates.

However, at the same time, the convertible security will be influenced by its conversion value, which is the market value of the underlying common stock that would be obtained upon conversion.  Conversion value fluctuates directly with the price of the underlying common stock.

By investing in convertible securities, a Fund obtains the right to benefit from the capital appreciation potential in the underlying stock, upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly.  In determining whether to purchase a convertible security, the Adviser will consider substantially the same criteria that would be considered in purchasing the underlying stock.  Convertible securities purchased by a fund are frequently rated investment grade.  Convertible securities rated below investment grade tend to be more sensitive to interest rate and economic changes, may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities and may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities.

Municipal Bonds.  Municipal bonds are debt obligations issued to obtain funds for various public purposes and, as a result, are typically exempt from federal income taxes.  The type of municipal securities held by the Fund, however, are taxable municipal obligations which are subject to federal income tax for a variety of reasons.  These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption.  These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt and borrowing to replenish a municipality’s underfunded pension plan.

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds.  Industrial development bonds are a specific type of revenue bond backed by the credit security of a private user.  Certain types of industrial development bonds are issued by, or on behalf, of public authorities to obtain funds to provide privately operated facilities.

Certain of the municipal obligations held by the Fund may be insured as to the timely payment of principal and interest.  The insurance policy(ies) is usually obtained by the issuer of the municipal obligation at the time of its original issuance.  In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders.  There is, however, no guarantee that the insurer will meet its obligations.  In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

Government Securities.  U.S. government securities are debt securities that are obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities.  There are two basic types of U.S. government securities: (1) direct obligations of the U.S. Treasury, and (2) obligations issued or guaranteed by an agency or instrumentality of the U.S. government.  Agencies and instrumentalities include the Federal Farm Credit System ("FFCS"), Student Loan Marketing Association ("SLMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Home Loan Banks ("FHLB"), Federal National Mortgage Association ("FNMA") and Government National Mortgage Association ("GNMA").  Some obligations issued or guaranteed by agencies or instrumentalities, such as those issued by GNMA, are fully guaranteed by the U.S. government.  Others, such as FNMA bonds, rely on the assets and credit of the instrumentality with limited rights to borrow from the U.S. Treasury.  Still other securities, such as obligations of the FHLB, are supported by more extensive rights to borrow from the U.S. Treasury.

3

U.S. government securities include mortgage-related securities issued by an agency or instrumentality of the U.S. government.  GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans.  These loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration.  A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers.  Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government.  GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity.  GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Pools of mortgages also are issued or guaranteed by other agencies of the U.S. government.  The average life of pass-through pools varies with the maturities of the underlying mortgage instruments.  In addition, a pool's term may be shortened or lengthened by unscheduled or early payment, or by slower than expected prepayment of principal and interest on the underlying mortgages.  The occurrence of mortgage prepayments is affected by the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.  As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool.

A collateralized mortgage obligation ("CMO") is a debt security issued by a corporation, trust or custodian, or by a U.S. government agency or instrumentality that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities, U.S. government securities or corporate debt obligations.  The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities.  CMOs are most often issued in two or more classes (each of which is a separate security) with varying maturities and stated rates of interest.  Interest and principal payments from the underlying collateral (generally a pool of mortgages) are not necessarily passed directly through to the holders of the CMOs; these payments typically are used to pay interest on all CMO classes and to retire successive class maturities in a sequence.  Thus, the issuance of CMO classes with varying maturities and interest rates may result in greater predictability of maturity with one class and less predictability of maturity with another class than a direct investment in a mortgage-backed pass-through security (such as a GNMA Certificate).  Classes with shorter maturities typically have lower volatility and yield while those with longer maturities typically have higher volatility and yield.  Thus, investments in CMOs provide greater or lesser control over the investment characteristics than mortgage pass-through securities and offer more defensive or aggressive investment alternatives.

Investments in mortgage-related U.S. government securities, such as GNMA Certificates and CMOs, also involve other risks.  The yield on a pass-through security typically is quoted based on the maturity of the underlying instruments and the associated average life assumption.  Actual prepayment experience may cause the yield to differ from the assumed average life yield.  Accelerated prepayments adversely impact yields for pass-throughs purchased at a premium; the opposite is true for pass-throughs purchased at a discount.

During periods of declining interest rates, prepayment of mortgages underlying pass-through certificates can be expected to accelerate.  When the mortgage obligations are prepaid, the fixed income funds reinvest the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time.  Therefore, the fund's ability to maintain a portfolio of high-yielding, mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities that have lower yields than the prepaid mortgages.  Moreover, prepayments of mortgages that underlie securities purchased at a premium could result in capital losses.  Investment in such securities also could subject the fund to "maturity extension risk”, which is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate.  This particular risk may effectively change a security that was considered a short or intermediate-term security at the time of purchase into a long-term security.  Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

4

The guarantees of the U.S. government, its agencies and instrumentalities are guarantees of the timely payment of principal and interest on the obligations purchased.  The value of the shares issued by the fund is not guaranteed and will fluctuate with the value of the fund's portfolio.  Generally, when the level of interest rates rise, the value of the fund's investment in government securities is likely to decline and, when the level of interest rates decline, the value of the fund's investment in government securities is likely to rise.

A Fund may engage in portfolio trading primarily to take advantage of yield disparities.  Such trading strategies may result in minor temporary increases or decreases in the Fund's current income and in its holding of debt securities that sell at substantial premiums or discounts from face value.  If expectations of changes in interest rates or the price of the securities prove to be incorrect, the Fund's potential income and capital gain will be reduced or its potential loss will be increased.

High-Yield, High-Risk Debt Securities.  The convertible securities, bonds and other debt securities in which a fund may invest may include high-yield, high-risk debt securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investors Service ("Moody's") or unrated securities.  Securities rated BB or lower by S&P and Ba or lower by Moody's are referred to in the financial community as "junk bonds" and may include D-rated securities of issuers in default (see “Appendix I” for a more detailed description of the rating system).  Ratings assigned by credit agencies do not evaluate market risks.  The Adviser considers the ratings assigned by S&P or Moody's as one of several factors in its independent credit analysis of issuers.  A brief description of the quality ratings of these two services is contained in the section titled "Bond Ratings” in Appendix I.

While likely to have some quality and protective characteristics, high-yield, high-risk debt securities, whether convertible into common stock, usually involve increased risk as to payment of principal and interest.  Issuers of such securities may be highly leveraged and may not have available to them traditional methods of financing.  Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities.  For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged.  During such periods, such issuers may not have sufficient revenues to meet their principal and interest payment obligations.  The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing.  The risk of loss due to default by the issuer is significantly greater for the holders of high-yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

High-yield, high-risk debt securities are subject to greater price volatility than higher-rated securities, tend to decline in price more steeply than higher-rated securities in periods of economic difficulty or accelerating interest rates and are subject to greater risk of non-payment in adverse economic times.  There may be a thin trading market for such securities.  This may have an adverse impact on market price and the ability of the fund to dispose of particular issues and may cause the fund to incur special securities' registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Short-Term Investment Risk.  All of the Funds may make short-term investments without limitation in periods when the Fund’s Portfolio Manager determines that a temporary defensive position is warranted.  When a fund is so invested, it may not achieve its investment objective.  Such investments may be in U.S. Government securities, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and which are regulated by the U. S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; and demand notes comparable in quality, in the Adviser's judgment, to commercial paper rated in the highest category.

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Dollar Roll Transaction Risk The Bond Fund and Short-term Bond Fund may invest in dollar roll transactions.  A dollar roll involves potential risks of loss that are different from those related to securities underlying the transactions.  The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that the Fund’s use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Securities Lending.  In order to enhance return, the Funds may lend up to one-third (based on total assets) of the securities held in its portfolio to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned.  These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities.  In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.

The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral if the borrower fails financially.  In determining whether the Fund will lend securities, the Adviser will consider all relevant facts and circumstances.  The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Trustees.

Repurchase Agreements.  A repurchase agreement is a sale of securities to a fund in which the seller (a bank or broker-dealer believed by the Adviser to be financially sound) agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time.  In the event of a bankruptcy or other default of a seller of a repurchase agreement, a fund could experience delays in both liquidating the underlying securities and losses, including the possible decline in the value of the collateral during the period while seeking to enforce its rights thereto, possible below-normal levels of income and lack of access to income during this period and expenses of enforcing its rights.

Options on Securities and Indices.  The Bond Fund and Short-Term Bond Fund may purchase and sell put and call options on securities and indices, enter into interest rate and index futures contracts and options on futures contracts.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call), or sell to (put), the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months).  The writer of an option on an individual security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specific multiplier for the index option (an index is designed to reflect specific facets of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators).

A fund will write call options and put options only if they are "covered."  This means, in the case of a call option on a security, the option is "covered" if a fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, assets having a value at least equal to that amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

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If an option written by a fund expires, the fund realizes a capital gain equal to the premium received at the time the option was written.  If an option purchased by a fund expires, the fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when a fund elects to do so.  A capital gain or loss will be realized from a closing purchase transaction if the cost of the closing option is less or more than the premium received from writing the option.  If the premium received from a closing sale transaction is more or less than the premium paid to purchase the option, the fund will realize a capital gain or loss.  The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

A put or call option purchased by a fund is an asset of the fund, valued initially at the premium paid for the option.  The premium received for an option written by a fund is recorded as a deferred credit.  The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and ask prices.

There are several risks associated with transactions in options.  For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation between these markets causing a given transaction not to achieve its objectives.  A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or expected events.

There can be no assurance that a liquid market will exist when a fund seeks to close out an option position.  If a fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire.  If a fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired.  As the writer of a covered call option on a security a fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased or written by a fund, the fund would not be able to close out the option.  If restrictions on exercise of options were imposed, a fund might be unable to exercise an option it had purchased.

Futures Contracts and Options on Futures Contracts.  The Bond Fund and Short-Term Bond Fund may use interest rate futures contracts, index futures contracts and options on such futures contracts.  An interest rate, index or option on a futures contract provides for the future sale by one party, and purchase by another party, of a specified quantity of a financial instrument or the cash value of an index at a specified price and time.  A public market exists in futures contracts covering a number of indices (including, but not limited to, the S&P 500 Index, the Value Line Composite Index and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to U. S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit and foreign currencies).  Other index and financial instrument futures contracts are available and it is expected that additional types of futures contracts will be developed and traded.

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A fund may purchase and write call and put futures options.  Futures options possess many of the same characteristics as options on securities and indices, as discussed above.  A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option.  Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.

In the case of a put option, the opposite is true.  A fund may use futures contracts to hedge against, or increase its exposure to, fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of that fund's securities or the price of the securities that that fund intends to purchase.  Although other techniques may be used to reduce or increase a fund's exposure to stock price, interest rate and currency fluctuations, a fund may be able to achieve its desired exposure more efficiently and cost effectively by using futures contracts and futures options.

The Bond Fund and Short-Term Bond Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, Board of Trade or similar entity or quoted on an automated quotation system.  There are several risks associated with the use of futures contracts and futures options.  A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.  In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure desired.  In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.  The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, futures options and the related securities, technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading.  In the case of index futures contracts, for example, the composition of the index including the issuers and the weighting of each issue, may differ from the composition of the fund's portfolio.  In the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the fund's portfolio.  A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit.  The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the daily limit may work to prevent the liquidation of unfavorable positions.  For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.  Stock index futures contracts are not normally subject to such daily price change limitations.

There can be no assurance that a liquid market will exist at a time when the fund seeks to close out a futures or futures option position.  The fund may be exposed to possible loss on a position during such an interval and would continue to be required to meet margin requirements until the position was closed.  In addition, many of the types of contracts discussed above are relatively new instruments with no significant trading history.  As a result, there can be no assurance that an active secondary market will develop or continue to exist.

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Options and Futures Risk.  The Bond Fund and Short-Term Bond Fund may purchase and write both call options and put options on securities and on indices and enter into interest rate and index futures contracts and options on such futures contracts (such put and call options, futures contracts, and options on futures contracts are referred to as "derivative products") in order to provide additional revenue or to hedge against changes in security prices or interest rates.  The Funds may write a call or put option only if the option is covered.  The Funds will limit its use of futures contracts and options on futures contracts to hedging transactions to the extent required to do so by regulatory agencies.  There are several risks associated with the use of derivative products.  As the writer of a covered call option, the fund forgoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option.  Because of low margin deposits required, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.  Since there can be no assurance that a liquid market will exist when the fund seeks to close out a derivative product position, these risks may become magnified.  Because of these and other risks, successful use of derivative products depends on the Adviser's ability to correctly predict changes in the level and the direction of stock prices, interest rates and other market factors; but even a well-conceived transaction may be unsuccessful because of an imperfect correlation between the securities and derivative product markets.  When the Fund enters into a futures contract, it segregates assets to secure its ability to perform and to avoid the creation of leverage.

Derivatives Risk.  The use of derivative instruments exposes the Bond Fund and Short-Term Bond Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Variable and Floating Rate U.S. Government Securities.  Some of the short-term U.S. government securities the Funds may purchase carry variable or floating interest rates.  Variable rate securities have a rate of interest subject to adjustment on specified dates at least annually and will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.  Floating rate securities have a rate of interest which adjusts whenever a specified interest rate changes.  Interest rate adjustments are ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices.  Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

A variable rate security that is subject to a demand feature will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.  Floating rate securities that are subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

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Zero Coupon Securities.  These are U.S. Treasury obligations which have been stripped of their unmatured interest coupons and receipts.  These securities are issued at a discount from their face value because interest payments are typically postponed until maturity.  The market prices of zero coupon U.S. Treasury securities generally are more sensitive to changes in interest rates than comparable maturity securities that make current distributions of interest.

When-Issued and Delayed Delivery Transactions.  Securities may be purchased on a when-issued or delayed-delivery basis.  Although the payment and interest terms of these securities are established at the time a fund enters into the commitment, the securities may be delivered and paid for 30 days or more after the date of purchase, when their value may have changed.  A fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons.  At the time a fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis, assets of the fund having a market value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the fund and held by the custodian throughout the period of the obligation.  The use of this investment strategy may increase net asset value fluctuation.

The Bond Fund and Short-Term Bond Fund may participate in when-issued and delayed delivery transactions.  These transactions are made to secure what is considered to be an advantageous price or yield.  No fees or other expenses, other than normal transaction costs, are incurred.  However, liquid assets sufficient to make payment for the securities to be purchased are segregated on the Fund’s records at the trade date.  These assets are marked-to-market daily and are maintained until the transaction has been settled.  The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

When-issued and delayed delivery transactions are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement.  The payment obligation and the interest rate that the Fund will receive on the securities are each fixed at the time the Fund enters into the commitment.  Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when delivery takes place may actually be higher than those obtained in the transaction itself, in which case the Fund could experience an unrealized loss at the time of delivery.

The Fund will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually purchasing the securities.  If the Fund’s Adviser deems it advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.  In these cases the Fund may realize a taxable capital gain or loss.

When the Fund engages in when-issued and delayed delivery transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.  The market value of the securities underlying a when-issued or delayed delivery transaction, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities.  The Fund does not earn interest on securities it has committed to purchase until they are paid for and delivered on the settlement date.

INVESTMENT POLICIES

The Funds are subject to investment limitations.  If a percentage limitation is satisfied at the time of the investment, a later increase or decrease in the percentage resulting from a change in the value of a Fund’s portfolio securities will not constitute a violation.  The portfolio manager will determine, based on current market conditions, when to realign the portfolio within its original investment limitations.  A Fund may be unable to sell certain securities due to low credit ratings or limited market trading.

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Fundamental Investment Policies

The following investment policies have been designated as “fundamental” policies, which means that they may only be changed with respect to a particular Fund by a vote of a majority of the shareholders of the Fund.  This means the affirmative vote of the lesser of (a) 50% of the outstanding shares of the Fund, or (b) 67% or more of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

The Funds will not:

(1)

Issue senior securities or borrow money in excess of 33-1/3% of its total assets and as otherwise permitted by the 1940 Act, or pledge, encumber or hypothecate more than 33-1/3% of its total assets as collateral for any such permitted borrowings.  For purposes of this policy, repurchase agreements shall be considered as borrowings that are subject to this limit;

(2)

Engage in the business of underwriting securities of other issuers except to the extent that a Fund may technically be deemed to be an underwriter under the Securities Act of 1933 as amended in disposing of investment securities;

(3)

Invest more than 25% of a Fund’s total assets in any one industry;

(4)

Make loans, except repurchase agreements secured by obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (for purposes of this restriction, investments in bonds or other debt obligations are not deemed to be loans);

(5)

Purchase or sell commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, this shall not prohibit the a Fund from purchasing publicly traded securities of companies engaging in whole or in part of such activities;

(6)

Purchase or sell real estate, except that a Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; or

(7)

Acquire any other investment company or investment company security except as permitted by the 1940 Act.

Generally, the 1940 Act permits a mutual fund to borrow monies or issue senior securities for the purpose of making investments, provided that immediately after such borrowing or issuance of senior securities the mutual fund has “asset coverage” of at least 300% (which means that the fund’s total assets, including the borrowings or proceeds from the senior securities but less all liabilities not represented by the borrowings or senior securities, is at least three times the amount of its total liabilities representing the borrowings or senior securities.  With respect to investing in other investment companies (including ETFs), the 1940 Act allows a mutual fund to make such investments so long as immediately after investing, the fund does not own more than 3% of the voting securities of the acquired fund, the fund does not have more than 5% of its total assets invested in any one other acquired fund and the fund does not have more than 10% of its total assets invested in voting securities or all acquired funds.

Non-Fundamental (Operating) Policies

In addition to the fundamental policies described above, the Funds have adopted the following investment policies which are not “fundamental” policies, but are operating policies that may be changed at any time by action of the Board of Trustees:

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The Funds will not:

1)

Invest more than 10% of its total assets in non-liquid securities, including repurchase agreements with maturities longer than seven days, or in securities subject to restrictions on resale; or

2)

Purchase securities on margin, make short sales of securities or maintain a short position.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies and procedures relating to disclosure of a Fund’s portfolio securities.  It is the policy of the Adviser to protect the confidentiality of a Fund’s holdings and prevent the selective disclosure of non-public information concerning a Fund.  Neither the Selkirk Funds, the Sub-Advisers nor the Adviser, receives compensation with respect to the disclosure of portfolio holdings.

Portfolio managers and other senior officers or spokespersons of the Sub-Advisers, Adviser or the Selkirk Funds may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons ONLY IF such information has been previously publicly disclosed.

The policies and procedures further prohibit the Selkirk Funds or any other person from paying or receiving any compensation or consideration of any type for the purpose of obtaining such information.  “Consideration” includes any agreement to maintain assets in the Selkirk Funds or any other investment company or account managed by the Sub-Advisers or Adviser or any of its affiliated persons.

The Selkirk Funds disclose portfolio holdings in connection with the day-to-day operations and management of the Funds, including to the Funds’ Custodian, attorneys and auditors.  Portfolio holdings may also be disclosed to other service providers to the Funds, including pricing services, portfolio management and trading systems.  The Funds’ Custodian, by the nature of its services to the Funds, has real-time information about the portfolio securities being purchased, sold, and held by the respective Fund.  The Funds’ attorneys (currently Greenberg Traurig, LLP) and independent registered public accounting firm (currently KPMG LLP), in order to provide their services to the Funds, may be provided with the Funds’ portfolio holdings on a real-time basis, without any lag.

A list of the full portfolio holdings for the Funds is available and posted on the Adviser’s website generally within 15 business days after the end of each calendar quarter.  A free copy of the list of portfolio holdings can be obtained by calling the Funds’ Administrator, toll free, at 1-888-813-2552.  This disclosure is in addition to the portfolio disclosure, when first available, in annual and semi-annual shareholder reports, and on Form N-Q, which is filed with the Securities and Exchange Commission within sixty days of each fiscal quarter end.  The Fund discloses portfolio holdings in connection with the day-to-day operations and management of the Fund, including to the Fund’s custodian and registered independent public accountants.  Portfolio holdings may also be disclosed to other service providers to the Fund, including pricing services, portfolio management and trading systems.  Nothing contained in the policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law.

MANAGEMENT OF THE TRUST

Trustees and Officers

The Trustees of the Trust are responsible for generally overseeing the conduct of the Selkirk Funds’ business.  The Trustees have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust.

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Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive.  Information pertaining to the Trustees and officers of the Trust is set forth below.

Name (Year of Birth)	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
DISINTERESTED TRUSTEES
John L. Guy (1952)	Trustee	Indefinite Term since July 16, 2010	Sr. VP & Director of Business Professional Banking, Webster Bank, N.A. since Jan 2011; Sr. VP SBA & Alternative Lending, Fifth/Third Bank, Feb 2008 to Dec 2010, Sr. VP Business Banking, Nov 2006 through Feb 2008; Executive Director, Wachovia Corp. (formerly First Union Nat'l Bank), Business Banking, General Bank Group, from Nov 1999 through April 2006.	6	Monetta Fund, Inc.(one fund), since 1998 , and Monetta Trust, (three funds), since 1993
Marlene Z. Hodges (1948)	Trustee	Indefinite Term since July 16, 2010	Retired since April, 2011; CFO, Asian Human Services from Feb 2007 to April 2011; Controller, Gladson LLC (privately owned firm providing database services to consumer packaged goods manufacturers and retailers) from Jan 2006 to Feb 2007; CFO, Abraham Lincoln Center from March 2003 through Jan 2006.	6	Monetta Fund, Inc. (one fund), and Monetta Trust, (three funds), each since 2001
Mark F. Ogan (1942)	Trustee	Indefinite Term since July 16, 2010	Self-employed management consultant June 2008 to present; Internal Consultant, RM Acquisition (d/b/a Rand McNally) April 2008 through June 2008; Sr. VP & COO, of RM Acquisition, LLC (d/b/a Rand McNally), from Dec 2007 through April 2008; Sr. VP & COO, Rand McNally & Co. from July 2003 through Dec 2007.	6	Monetta Fund, Inc. (one fund), since 1988, and Monetta Trust, (three funds), since 1993
Robert S. Bacarella (1) (1949)	Trustee and Chairman	Indefinite Term since July 16, 2010	Chairman, Chief Executive Officer and President of Monetta Financial Services, Inc. since April 1997.	6	Monetta Fund, Inc. (one fund), since 1985, and Monetta Trust, (three funds), since 1993
INTERESTED TRUSTEES
Brian T. Jeffries (2) (1965)	Trustee and President	Indefinite term; since 2000	Founder and President of Ambassador Capital Management, L.L.C. since 1998; Shareholder and Portfolio Manager of Munder Capital Management, Inc. from 1994-1998.	6	Monetta Fund, Inc. (one fund), since August 2010, and Monetta Trust, (three funds), since August 2010

(1)  Mr. Bacarella owns a controlling interest in Monetta Financial Services, Inc., which, in turn, owns a controlling interest in FSG (defined following the caption “Service Providers” below), the Fund’s administrator and provider of fund accounting services.   Mr. Jeffries owns a controlling interest in the Sub-Adviser, which also owns a controlling interest in FSG.  Notwithstanding this relationship, Mr. Bacarella is not considered to be an “interested person” of the Funds as that term is defined in the 1940 Act.  However, due to Mr. Bacarella’s indirect ownership of FSG and its business relationships with the Funds, Mr. Bacarella is treated as “interested” for purposes of the private meetings and deliberations among the independent trustees required by the 1940 Act.

(2)  Mr. Jeffries is an “interested Trustee” because he holds a position as an executive officer and a principal owner of Ambassador Capital Management, L.L.C., the investment sub-adviser to the Bond Fund and Short-Term Bond Fund.

The business address for each Nominee (other than Mr. Jeffries) listed above is 1776-A South Naperville Road, Suite 100, Wheaton, IL 60189.  Mr. Jeffries’ business address is 500 Griswold Street, Detroit, MI 48226.

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Name (Year of Birth) Address	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund’s Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
OFFICERS WHO ARE NOT TRUSTEES
Gregory A. Prost (1966) Ambassador Funds 500 Griswold Street Detroit, MI 48226	Vice President Secretary and Treasurer	Indefinite term; since 2000; since 2010	Chief Investment Officer of Ambassador Capital Management, L.L.C., since 2000; ; Shareholder and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995-2000	-	Trustee Ambassador Funds from 2000-2010
Maria C. De Nicolo (1949) Fund Services Group, LLC 1776-A South Naperville Road Wheaton, IL 60189	Chief Financial Officer and Chief Compliance Officer	Indefinite term; since 2010 since 2004	President, Fund Services Group, LLC, since 2003; Secretary of Monetta Financial Services, Inc. from 1996 to present and CCO since 2004; CCO of Monetta Fund and Monetta Trust since 2004; Treasurer from 1996 to 2004; CFO from 1998-2004 and since 2010.	-	None
Christina M. Curtis (1962) Fund Services Group, LLC 1776-A South Naperville Road Wheaton, IL 60189	Assistant Treasurer	Indefinite term; since 2010	Chief Financial Officer and Treasurer for Monetta Financial Services, Inc. from 2004 - 2010; Assistant Secretary of Monetta Fund and Monetta Trust since 1996; Treasurer of Fund Services Group since 2003.	-	None
Gary R. Schaefer (1946) Ambassador Capital Management, L.L.C. 1776-A South Naperville Road Wheaton, IL 60189	Assistant Secretary	Indefinite term; since 2003	Portfolio manager, Ambassador Capital Management, L.L.C. since 2000; Portfolio Manager, Monetta Financial Services, Inc. from 1997-2001; Lehman Brothers FID from 1973-1997.	-	None
Derek Oglesby (1977) Ambassador Funds 500 Griswold Street Detroit, MI 48226	Assistant Secretary	Indefinite term; since 2003	Research Analyst, Ambassador Capital Management, L.L.C since 2000; Investment Research Analyst with Conning Asset Management (Hartford, CT) from 1998-2000.	-	None

The Board of Trustees has established an Audit Committee comprised of three of the four “disinterested” trustees: Messrs. Guy, Ogan and Ms. Hodges.  The Audit Committee is responsible for retaining and overseeing the Trust’s registered independent public accountants and approving the services performed by them, and for overseeing the Trust’s financial reporting process, accounting principles and its system of internal accounting controls.  The Audit Committee is also responsible for overseeing the Fund’s legal compliance and ethics programs.  The Audit Committee operates under a written charter adopted by the Board of Trustees.  The Audit Committee met three times during 2010.  No other committees have been established by the Board of Trustees.  During the most recently completed fiscal year for the Trust, the Board of Trustees held four regular quarterly meetings and all of the Trustees attended at least 75% of these meetings.

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Compensation

During the fiscal year ended December 31, 2010 disinterested trustees of Ambassador Funds received the following compensation from the Trust:

Trustee Compensation Table For the Fiscal Year Ended December 31, 2010
Name of Person and Position	Aggregate Compensation From Selkirk Funds	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from Registrant Paid to Trustees
John L. Guy, Trustee(1)	$0	$3,250	$0	$3,250
Marlene Z. Hodges, Trustee(1)	$0	$3,250	$0	$3,250
Mark F. Ogan, Trustee(1)	$0	$3,250	$0	$3,250
Robert S. Bacarella, Trustee(1)	$0	$0	$0	$0

(1) The Trustees listed above were elected by the Shareholders to serve as Trustees on July 16, 2010.

None of the Interested Trustees or officers of the Trust received any remuneration from the Trust during the fiscal year ended December 31, 2010.  None of the Disinterested Trustees, or their immediate family members, owns any interest in the Adviser, either Sub-Adviser or a person directly or indirectly controlling, controlled by or under common control with the Adviser and/or either Sub-Adviser.  There are no pension or retirement benefit plans or programs in effect for Trustees of the Trust.  For the fiscal year ending December 31, 2011, the Trustees will be paid regular meeting fees of $417 per meeting by each of the Selkirk Funds.  None of the officers and none of the Trustees who are interested persons of Ambassador Funds will receive any compensation from the Funds for their service as such during the current fiscal year.

Leadership Structure of the Board

The Board of Trustees oversees the management of the Funds and through their collective actions and through the Board’s standing committees, discussed below.  Mr. Bacarella serves as Chairman of the Board.  Even though Mr. Bacarella is an “independent” Trustee of the Trust, due to his relationship with FSG discussed above, Mr. Ogan acts as the Lead Independent Trustee of the Trust.  In that role, Mr. Ogan acts as the Chairman of any meetings of the Board’s independent Trustees.  Further, the Board has delegated its respective risk oversight duties and functions to the Audit Committee, which is comprised solely of independent Board members.  The Board has determined that its management structure, including its committee structure and risk oversight delegation, as well as Mr. Ogan’s service as the Lead Independent Trustee, is appropriate given the specific characteristics and circumstances of the Trust.  The Board’s structure allows it to exercise informed and independent judgment over matters under its purview, and allocate areas of responsibility among committees and the full Board in a manner that enhances effective oversight. The Board also believes that having a majority of Independent Trustees is appropriate and in the best interest of Selkirk Funds’ shareholders. Nevertheless, the Board also believes that having interested persons serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, crucial elements in its decision-making process. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Ambassador Funds.

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Although the Board has general criteria that guide its choice of candidates to serve on the Board, there are no specific required qualifications for Board membership. The Board believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Board member represent a diversity of backgrounds, experiences and a variety of complementary skills. Each Board member has at least five years of experience as a Trustee and/or Director of the Ambassador Funds, Monetta Fund and/or Monetta Trust.  Additionally, each of the Board members has served in a managerial or officer capacity of either a company in the financial services industry or of a public company (or a subsidiary thereof).  In addition to the foregoing and the information in the Trustees table above, the following experience, as well as the qualifications, attributes and skills attendant to such experience, of each respective Board member leads the Board, in light of the Ambassador Funds’ business, to the conclusion that each Board member should serve as such:  John L. Guy - more than 20 years of experience as a senior or executive officer or with national banks, banking organizations and/or companies operating in the financial industry; Marlene Z. Hodges - more than 35 years of experience as either a chief financial officer or director of finance for a variety of public and charitable organizations;  Mark F. Ogan - more than 25 years of experience as a senior or executive officer of capital management firms and public and private corporations, including service as the Chief Operating Officer of Rand McNally & Co. (and its successor) for nearly five years and President of Borg-Warner Equities Corporation for approximately four years;  Robert S. Bacarella - founder, director and senior or executive officer of a registered investment advisory firm and mutual fund sponsor firm for more than 25 years and more than 25 years of portfolio management experience; and, Brian T. Jeffries - founder and president of a registered investment advisory firm and mutual fund sponsor firm for more than 10 years and more than 15 years of portfolio management experience.  Furthermore, the Board has determined that Messrs. Ogan and Guy and Ms. Hodges possess the requisite attributes, and each has acquired such attributes through his or her educational and professional experiences, to qualify as an audit committee financial expert pursuant to Section 407 of the Sarbanes-Oxley Act and as defined by Item 3 of Form N-CSR.

It is the Trustees’ belief that this management structure and mix of skills allows the Board of Trustees as a whole, to oversee the business of Ambassador Funds in a manner consistent with the best interests of the Fund’s shareholders. When considering potential nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board will review the mix of skills and other relevant experiences of the Board members. The specific talents which the Board will seek in a candidate, depends upon the Board’s needs at the time a vacancy occurs.

The table above provides professional experience of each Trustee on an individual basis. This disclosure includes the length of time serving the Ambassador Funds, Monetta Fund and Monetta Trust, other directorships held, and their principal occupation during the past five years. In light of the Trust’s business and structure, the experience of each Board member is beneficial for overseeing the business of the Fund.

Risk Management and Oversight

As series of a registered investment company, the Selkirk Funds are subject to a variety of risks, including investment-related risks, financial risks, compliance risks and operational risks. As part of its overall activities, the Board reviews the management of the Funds’ risks by the Adviser, by the Funds’ service providers, as well as by the Funds’ Chief Compliance Officer (“CCO”). The responsibility to manage the Funds’ risk management structure on a day-to-day basis is within the Adviser’s overall investment management responsibilities. The Adviser has its own, independent interest in risk management.

The Board recognizes that it is not possible to identify all of the risks that may affect a fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board discharges risk oversight as part of its overall activities, through the delegation of such oversight to its Audit Committee and CCO. In addressing issues regarding the Funds’ risk management between meetings, appropriate representatives of the Adviser communicate with the Board, the CCO (who is directly accountable to the Board), and independent counsel to the Board. As appropriate, the Board members confer among themselves, with the CCO, the Adviser, other service providers, and counsel to the Board, to identify and review risk management issues that may be placed on the Board’s agenda.

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The Audit Committee also assists the Board in reviewing with the independent auditors, at various times throughout the year, matters relating to the annual audit and financial accounting and reporting matters.

The CCO assists the Board in overseeing the significant investment policies of the Funds. The CCO monitors these policies. The Board receives and considers the CCO’s annual written report, which, among other things, summarizes material compliance issues that arose during the previous year and any remedial action taken to address these issues, as well as any material changes to the compliance programs. The Board also receives and considers reports from the CCO throughout the year. As part of its oversight responsibilities, the Board has approved various compliance policies and procedures.

Standing Committees of the Board

Audit Committee

The Trust has an Audit Committee which is comprised entirely of independent Trustees.  Mark Ogan, John Guy and Marlene Z. Hodges, all three of the Trust’s independent Trustees, currently sit on the Audit Committee.  The Audit Committee reviews financial statements and other audit-related matters for the Trust.  The Audit Committee also holds discussions with management and with the Registered Independent Public Accounting Firm concerning the scope of the audit and the auditor's independence. The Board has also delegated to the Audit Committee the duty to oversee and manage the Trust’s exposure to material risks and the management of those risks. The Audit Committee normally meets twice a year and, if necessary, more frequently.  The Audit Committee met three times during 2010.  The Audit Committee operates under a written charter.

Trustee’s Selkirk Funds Holdings

Since the Selkirk Funds had not commenced operation prior to December 31, 2010, none of the Trustees owned shares of beneficial interest in the Selkirk Funds.

Directors' and Trustees' Affiliations and Transactions

None of the independent Trustees (or their immediate family members) own any securities issued by the Funds' investment adviser, sub-advisers, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies.  Brian T. Jeffries owns shares of Ambassador Capital Management, LLC and is considered an “interested” Trustee.

None of the independent Trustees (or their immediate family members) during the last two calendar years have had any direct or indirect interest, the value of which exceeds $120,000, in the Funds' investment adviser, sub-advisers, principal underwriter, or any company directly or indirectly controlling, controlled by, or under common control with the above listed companies.

None of the independent Trustees (or their immediately family members) have had any material interest in any transaction, or series of transactions, during the last two calendar years, in which the amount exceeds $120,000 and to which any of the following persons was a party: Ambassador Funds, Ambassador Money Market Fund, an officer of the Fund, any fund or hedge fund managed by the Adviser, or the Ambassador Fund's investment adviser, principal underwriter, or any company (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the above listed companies.

Indemnification of Trustees and Officers

The Ambassador Funds Agreement and Declaration of Trust provides that Ambassador Funds will, to the fullest extent permitted by law, indemnify our Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with Ambassador Funds, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith and in the reasonable belief that their actions were in the best interests of the Trust, or that such indemnification would relieve any officer or Trustee of any liability to Ambassador Funds or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties.  Ambassador Funds, at its expense, may provide liability insurance for the benefit of its Trustees and officers.

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Investment Adviser and Sub-Advisers

Adviser

Convergence Financial Services, Inc., (“CFS” or “Adviser”) is the investment adviser to the Selkirk Funds.  CFS, a Michigan corporation, incorporated in December 2009, is an investment advisory firm controlled by M&O Capital, Inc.

Under an Investment Advisory Agreement with the Trust relating to the Selkirk Funds, CFS, at its expense, furnishes a continuous investment program for the Funds and makes investment decisions on its behalf, all subject to such policies as the Trustees determine.  Investment decisions are subject to the provisions of the Trust’s Declaration of Trust and By-Laws, and the 1940 Act.  To carry out this responsibility, the Adviser has selected Clarkston Capital Partners LLC to manage equity funds and Ambassador Capital Management, LLC to manage the fixed income funds.  Each Sub-Adviser operates under an Investment Sub-Advisory Agreement approved by the Board of Trustees and each Fund’s respective shareholders.

Sub-Advisers

Clarkston Capital Partners, LLC

Clarkston Capital Partners, LLC, (“CCP”) has provided professional investment portfolio management services, in equities securities, to individuals and institutional clients since 2007.  CCP is headquartered in Birmingham Michigan.  Mr. Jeffrey Hakala and Mr. Jerry Hakala, both founding members of CCP, each individually own over 25% of the firm.

Ambassador Capital Management, LLC

Ambassador Capital Management, LLC, (“ACM”) specializes in providing management of fixed income and cash portfolios for public and private sector retirement plans, municipalities, corporations, endowments and foundations.  ACM is headquartered in Detroit and maintains an office in Wheaton, Illinois, a suburb of Chicago.  ACM is controlled by Brian T. Jeffries, its President and Chief Executive Officer, and Gregory A. Prost, Vice President, each of whom individually owns more than 25% of the voting securities of ACM.

The Investment Advisory Agreement and Sub-Advisory Agreements may be terminated without penalty with respect to the Funds at any time by the vote of the Trustees, by the shareholders of the Funds or by CFS upon 60 days’ written notice.  The Investment Advisory Agreement and Sub-Advisory Agreements may be amended by the mutual agreement of the Trust, CFS and respective Sub-Adviser, except where the 1940 Act requires such amendment to have the approval of the shareholders of the Funds.  The agreements also terminate without payment of any penalty in the event of its assignment.  After the initial two year period, the Agreements provide that it will continue in effect from year to year only so long as such continuance is approved at least annually in the manner required by the 1940 Act.

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Portfolio Management Team- Equity Funds.  Jeffrey A. Hakala and Jerry W. Hakala of CCP make up the portfolio management team for the Opportunities Fund, Core Fund and Income Fund.  The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of March 31, 2011 for Mr. Jeffrey Hakala and Mr. Jerry Hakala:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (-000s)	Pooled Investment Vehicle Accounts	Assets Managed (-000s)	Other Accounts	Assets Managed (-000s)	Total Assets Managed (-000s)
Jeffrey A. Hakala	0	$0	0	$0	282	$81,269	$81,269
Jerry W. Hakala	0	$0	0	$0	282	$81,269	$81,269

Portfolio Management Team-Fixed Income Funds.  Gregory A. Prost, Derek Oglesby and Talmadge D. Gunn of ACM make up the portfolio management team for the Bond Fund and Short-Term Bond Fund.  The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of March 31, 2011 for Mr. Prost, Mr. Oglesby and Mr. Gunn:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (-000s)	Pooled Investment Vehicle Accounts	Assets Managed (-000s)	Other Accounts	Assets Managed (-000s)	Total Assets Managed (-000s)
Gregory A. Prost	1	$315,970	0	$0	22	$683,246	$999,216
Derek Oglesby	1	$315,970	0	$0	22	$683,246	$999,216
Talmadge D. Gunn	1	$315,970	0	$0	22	$683,246	$999,216

Portfolio Management Conflicts of Interest.  As indicated in the tables above, CCP’s and ACM’s personnel may be part of the portfolio management team servicing numerous accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  CCP’s and ACM’s portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager or other team member devoting unequal time and attention to the management of a particular account.  Although neither the Adviser, nor either Sub-Adviser tracks the time a portfolio manager spends on a single account, the respective Sub-Adviser does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible.  The Adviser and the Sub-Advisers seek to manage competing interests for the time and attention of a portfolio management team by having portfolio management teams focus on a particular investment discipline or complementary investment disciplines.  Most accounts within a particular investment discipline are managed using the same investment model.  Even where multiple accounts are managed by the same portfolio management team within the same investment discipline, however, the Adviser or respective Sub-Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account.  Accordingly, the performance of each account managed by a portfolio management team will vary.

Conflicts of interest may arise where some accounts managed by a particular portfolio management team have higher fees than the fees paid by other accounts.  Because each portfolio manager’s compensation is affected by revenues earned by the respective Sub-Adviser, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.

In addition, to the extent that trade orders are aggregated conflicts may arise when aggregating and/or allocating aggregated trades.  The respective Sub-Adviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary.  When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

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The Adviser and each Sub-Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, the Adviser and the respective Sub-Adviser monitors a variety of areas, including compliance with account investment guidelines and/or restrictions, the allocation of initial public offerings, and compliance with the Adviser’s and the respective Sub-Adviser’s Code of Ethics and compliance program under the 1940 Act and Investment Advisers Act of 1940.  Furthermore, senior personnel of the Adviser and the respective Sub-Adviser periodically review the performance of all portfolio managers.

Portfolio Management Teams Compensation.  Portfolio managers receive a combination of base compensation and discretionary compensation, comprised of a cash bonus and several deferred compensation programs described below.  The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.  Generally, portfolio managers receive base salary compensation based on the level of their position with the respective Sub-Adviser.  In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation generally consists of an annual cash bonus.  Several factors are employed by each Sub-Adviser to determine discretionary compensation for the portfolio managers, which can vary by portfolio management team and circumstances.  In order of relative importance, these factors include:

•

Investment performance of the accounts managed by the portfolio manager: Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups.  Generally, the greatest weight is placed on the three- and five-year periods;

•

Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;

•

Contribution to the business objectives of the firm;

•

The dollar amount of assets managed by the portfolio manager;

•

Market compensation survey research by independent third parties; and

•

Other qualitative factors, such as contributions to client objectives.

Portfolio Management Team Fund Ownership.  Since the Funds had not commenced operation as of December 31, 2010, the portfolio managers had no investments in the Funds that they manage.

Code of Ethics

The Funds, Adviser, each Sub-Adviser and Administrator has adopted a Code of Ethics that meets the requirements of Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Investment Advisers Act of 1940 (the “Code of Ethics”).  Each of their respective Code of Ethics was designed to ensure that the interests of the Funds' shareholders come before the interests of the people who manage the Funds.  Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying or selling any equity securities or any securities sold in private placements in which the person has, or by reason of the transaction acquires, any direct or indirect beneficial ownership without the prior approval of the respective firm’s Chief Compliance Officer.  A copy of each Code of Ethics is on public file with, and available from, the Securities and Exchange Commission.  It is also available on the Funds’ website, www.selkirkmutualfunds.com.

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SERVICE PROVIDERS

Administrator and Fund Accountant

Administration, Accounting and Compliance services are provided by Fund Services Group, LLC (“Fund Services” or “FSG”), an affiliate of the Sub-Adviser ACM, pursuant to agreements dated August 1, 2003, as amended and renewable annually commencing August 1, 2005.  Fund Services is 45.5% owned by Monetta Financial Services, Inc., and 45.5% owned by the Ambassador Capital Management, LLC, one of the Funds’ Sub-Advisers.  The remaining 9% is owned by Maria De Nicolo.  Pursuant to these agreements, Fund Services will provide administration and fund accounting services to the Selkirk Fund.  Pursuant to the Administration Agreement, each Fund pays to Fund Services compensation at the following annual rate:  4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million of net assets; and 2 basis points (0.02%) on net assets in excess of $1 billion.  A minimum annual fee of $30,000 per series applies and provides further that the fees payable by each Series.  Pursuant to the Fund Accounting Agreement, each Fund pays to Fund Services compensation at the following annual rate:  $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; 1/2 basis point (0.005%) on the net assets in excess of $500 million.  The compensation under both agreements is computed on average daily net assets, accrued daily and paid monthly.  In addition, the Selkirk Funds will pay Fund Services an annual fee of $25,000 for the first Fund and $5,000 for each additions Fund for compliance services.  In addition to the fees set forth above, the Funds also reimburses Fund Services for its reasonable out-of-pocket expenses.

Fund Services’ responsibilities while acting as administrator are described in the Administration Agreement with the Funds, and include administrative services, such as calculating expenses and related disbursements, assisting with the preparation of regulatory filings (including prospectuses), shareholder communications, supervising the Funds’ transfer agent, calculating performance data and other related affairs of each Fund.  Fund Services’ responsibilities while acting as fund accountant are described in a separate Fund Accounting Agreement with the Funds, and include portfolio accounting services such as maintaining each Fund books and records, performing daily accounting services, preparing various reports and other related services.  Fund Services’ responsibilities include implementation of the Trust’s compliance programs and procedures.

Fund Sub-Accountant

Effective January 1, 2011, FSG entered into a Fund Accounting Services Agreement (the “Jackson Agreement”) with Jackson Fund Services (“Jackson”), a division of Jackson National Asset Management, LLC, pursuant to which FSG retained Jackson to provide sub-accounting services to Ambassador Funds and other investment companies serviced by FSG and covered by the Jackson Agreement.  Section 2 of the Fund Accounting Agreement dated August 1, 2003, between FSG and Ambassador Funds, FSG may subcontract, at its own expense, the accounting services provided for in the Fund Accounting Agreement.  For the sub-accounting services that Jackson will provide, FSG (and not the Funds) will pay Jackson, in addition to agreed-upon out of pocket costs, an annual fee comprised of (i) a fixed dollar amount for each Fund (ii) an additional amount calculated as a percentage of the cumulative assets under management of all the funds covered by the Jackson Agreement, including the Fund, above $200 million, if applicable.

Distributor

The shares of each fund are offered for sale on a continuous basis through Quasar Distributors, LLC, ("Distributor"), a registered broker-dealer, pursuant to written Distribution Agreements with the Ambassador Funds.  The agreement with the Funds is initially for a period of two years and then continue from year to year, provided such continuance is approved annually (i) by a majority of the Board members or by a majority of the outstanding voting securities of each fund and (ii) by a majority of the Board members who are not parties to the Agreement or interested persons of any such party.  There are no sales commissions or charges directly to shareholders of the Selkirk Funds.

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As agent, the Distributor offers shares of the Selkirk Funds to investors at net asset value, without sales commissions or other sales load.  The Distributor offers all of the Funds' shares only on a best-efforts basis. The Distributor is located at 615 East Michigan Street, Milwaukee, WI 53202.

The distribution of shares for each Selkirk fund is discussed below in the section titled “Distribution of Selkirk Funds Shares – Rule 12b-1 Plan”.

Transfer Agent

The Trust will enter into a Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC (“USBFS”) before commencing business operations.  Pursuant to this agreement, each of the Selkirk Funds will pay USBFS shareholder account fees, activity charges, service charges and various out-of-pocket expenses.  Each Fund will pay USBFS at the annual rate of $12.00 per open shareholder account and $3.00 per closed shareholder account, with an annual base fee of $15,000 per fund or share class.  USBFS’s responsibilities as Transfer Agent include receiving and processing orders and redemption requests, maintaining shareholder accounts and records, mailing reports to shareholders, preparing and filing Form 1099s with the U.S. Department of Treasury and other related services.

Custodian

The Trust will enter into a Custody Agreement with U.S. Bank, N.A., whose address is 1555 N. Rivercenter Dr., MK-WI-S302, Milwaukee, Wisconsin 53212, before commencing business operations, pursuant to which that bank will be appointed as custodian (the “Custodian”) for the Selkirk Funds’ portfolio securities.  Pursuant to this Custody Agreement, the Custodian will earn portfolio transaction fees, in addition to an annual fee based on 0.01%, of the average daily market value with a minimum annual fee of $3,000.  The Custodian is responsible for the safekeeping of the Funds’ assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee and maintenance of bank accounts on behalf of the Fund.

Sub-Transfer Agent

Firms that establish omnibus accounts and provide substantially the same services to their clients as are provided by USBFS to direct shareholders of the Funds may receive sub-transfer agent fees for such services from the respective Fund.  Such fees may not exceed the amounts set by the Board of Trustees of the Trust, including a majority of the Independent Trustees.  In certain instances, distributors or servicing agents may charge higher fees than the Funds’ Boards have approved.  In these cases, the Adviser pays the additional amount.

In an omnibus account, the Funds maintain a single account in the name of a financial intermediary such as a broker, dealer, record-keeper or other service provider and the financial intermediary maintains all of the individual shareholder accounts.  Likewise, for many retirement plans, a third party administrator may open an omnibus account with the Funds and the administrator will then maintain all of the participant accounts.  The Distributor (and, in certain cases, the Adviser), on behalf of the Funds, enters into agreements whereby the Funds are charged by the financial intermediary or administrator for record-keeping and shareholder services.  Certain of those agreements are described in this Statement of Additional Information.

Independent Registered Public Accounting Firm

KPMG LLP (“KPMG”), whose address is 303 East Wacker Drive, Chicago, IL 60601-5212, was appointed to serve as the independent registered public accounting firm for each of the Funds.  KPMG audits and reports on the Funds’ annual financial statements, reviews certain regulatory reports and prepares the Funds’ federal, state (if applicable) and excise tax returns, consults on financial accounting and reporting matters, meets with the Audit Committee of the Trust Board, and performs other professional accounting, auditing and tax services when engaged to do so by the Funds.  Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

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Legal Counsel

Greenberg Traurig, LLP, whose address is 77 West Wacker Drive, Suite 3100, Chicago, Illinois 60601, serves as legal counsel to the Trust.

DISTRIBUTION OF SELKIRK FUNDS SHARES – RULE 12b-1 PLAN

Distribution Plans

Each of the Selkirk Funds has adopted a Service and Distribution Plan under which the Distributor is reimbursed for some of its distribution expenses.  The Service and Distribution Plans were approved by the Board of Trustees in accordance with Rule 12b-1 under the Investment Company Act of 1940.  Rule 12b-1 regulates the manner in which a mutual fund may assume costs of distributing and promoting the sale of its shares.  Payments pursuant to a Service and Distribution Plan are included in the operating expenses of the Fund.

Payments under the Service and Distribution Plan are at an annual rate of 0.25% of the average daily net asset value for each of the Fund.  Such payments are made to reimburse the Distributor for the fees it pays to its salespersons and other firms for selling shares, servicing its shareholders and maintaining its shareholder accounts.  Normally, servicing fees are paid at an annual rate of 0.25% of the average net asset value of the accounts serviced and maintained on the books of each Fund.

Additional Information Concerning the Distribution Plans.  In addition, to the extent that any investment advisory fees paid by the Funds may be deemed to be indirectly financing any activity that primarily is intended to result in the sale of fund shares within the meaning of Rule 12b-1, the Service and Distribution Plans authorize the payment of such fees.

The Service and Distribution Plans continue annually so long as they are approved in the manner provided by Rule 12b-1 or unless earlier terminated by vote of the majority of the Independent Trustees or a majority of a fund’s outstanding class of shares.  The Distributor is required to furnish quarterly written reports to the Board of Trustees detailing the amounts expended under the Service and Distribution Plans.  The Service and Distribution Plans may be amended, provided that all such amendments comply with the applicable requirements then in effect under Rule 12b-1.  Currently, Rule 12b-1 provides that as long as the Service and Distribution Plans are in effect, the Funds must commit the selection and nomination of candidates for new Independent Trustees to the sole discretion of the existing Independent Trustees.

It is the opinion of the Board of Trustees that the 12b-1 Plan is necessary to maintain a flow of subscriptions to offset redemptions and to encourage sales of shares to permit the Selkirk Funds to reach an economically viable size.  Redemptions of mutual fund shares are inevitable.  If redemptions are not offset by subscriptions, a fund shrinks in size and its ability to maintain quality shareholder services declines.  Eventually, redemptions could cause a fund to become unprofitable.  Furthermore, an extended period of significant net redemptions may be detrimental to the orderly management of the portfolio.  The offsetting of redemptions through sales efforts benefits shareholders by maintaining the viability of a fund.  Additional benefits may accrue from net sales of shares relative to portfolio management and increased shareholder servicing capability.  Increased assets enable a fund to further diversify its portfolio, which spreads and reduces investment risk while increasing opportunity.  In addition, increased assets enable the establishment and maintenance of a better shareholder servicing staff, which can respond more effectively and promptly to shareholder's inquiries and needs.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

As provided in the Investment Advisory Agreement and Sub-Advisory Agreements, broker selection for each Fund’s portfolio executions has been delegated to the Adviser and respective Sub-Adviser.  When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, each Sub-Adviser looks for prompt execution of the order at a favorable price.  In working with dealers, each Sub-Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  Each Sub-Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

Each Sub-Adviser may select brokers and dealers who offer brokerage and research services.  These services may be furnished directly to the Fund or to the respective Sub-Adviser and may include:

•

advice as to the advisability of investing in securities;

•

security analysis and reports;

•

economic studies;

•

industry studies;

•

receipt of quotations for portfolio evaluations; and

•

similar services.

Each Sub-Adviser exercises reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions.  Each Sub-Adviser determines in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.  Research services provided by brokers and dealers may be used by the respective Sub-Adviser in advising the Fund and other accounts.  To the extent that receipt of these services may supplement services for which the respective sub-Adviser might otherwise have paid, it would tend to reduce expenses.

Although investment decisions for the each Fund described herein are made independently from those of the other accounts managed by the respective Sub-Adviser, investments of the type the Fund may make may also be made by those other accounts.  When the Fund and one or more other accounts managed by the respective Sub-Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Sub-Adviser to be equitable to each.  In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.  In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

PROXY VOTING POLICY

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Opportunities Fund, Core Fund and Income Fund, to the Adviser who in turn has delegated it to the Sub-Adviser, Clarkston Capital Partners, LLC (“CCP”).  The Sub-Adviser will vote such proxies in accordance with its Proxy Voting Policies and Procedures (the “Proxy Policies”), a summary of which may be found below.

Because the Bond Fund and Short-Term Bond Fund invest exclusively in debt securities and related investments, neither becomes an “owner” of the issuer of those securities and typically does not have the right to vote on items of business that the issuers of those securities present to their shareholders from time to time.  Thus, the Proxy Policies does not apply to the Bond Fund or the Short-Term Bond Fund.

For any conflicts that may arise between the interests of a Fund and the interests of the respective investment advisers, principal underwriter, or any affiliated person(s) of the Funds, the Proxy Policies will be followed.

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Proxy voting records for the Funds for the most recent 12-month period ended June 30, when first produced, are available without charge, upon request, by calling the Funds’ Administrator at 1-888-813-2552.  This information also is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Summary of Proxy Policies

In accordance with applicable regulations and law, the Sub-Adviser, CCP is providing this summary of its Proxy Policies concerning proxies voted by it on behalf of each Selkirk equity fund.  The Sub-Adviser has retained FSG for the purpose of receiving, cataloging and reporting the proxy votes.  The Sub-Adviser’s Proxy Policies are subject to change as necessary to remain current with applicable rules and regulations and the Adviser’s internal policies and procedures.

It is generally the policy of the Sub-Adviser to vote its investment responsibility shares in favor of proposals recommended by the Board.

The Sub-Adviser has established general guidelines for voting proxies on the Selkirk equity funds.  These generally guide the Sub-Adviser’s decision-making.  There may be cases in which particular circumstances lead the Sub-Adviser to vote an individual proxy differently than otherwise stated within its general proxy voting guidelines.  In certain circumstances, the Sub-Adviser may refrain from voting shares.

For each proxy, the Sub-Adviser maintains records as required by applicable law.  Proxy voting information is available to the Funds’ Board of Trustees on a quarterly basis.  A shareholder of any equity Fund may request a copy of the Sub-Adviser’s Proxy Voting Policies and Procedures, or a copy of the specific voting record for the respective Fund, by calling the Administrator at 1-888-813-2552, or writing to Fund Services Group, LLC., 1776-A South Naperville Rd., Suite 101, Wheaton, IL 60189.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash payments or other compensation to certain Financial Intermediaries who sell shares of the Funds.  The Adviser does not currently intend to make such payments, but reserves the right to initiate payments in the future without notice to shareholders.  These payments may be divided into categories as follows:

Support Payments

Payments may be made by the Adviser to certain Financial Intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between each Fund’s representatives and Financial Intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist Financial Intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events

The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

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The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to each Fund’s shares.

As of the date of this SAI, the Adviser does not have agreements with any firms to pay such Support Payments.  Future Support Payments may be structured in three ways:  (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) a flat fee.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of each Fund’s shares.

How to Buy Shares

In addition to purchasing shares directly from the Funds, you may purchase shares of the Funds from certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at a Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

The public offering price of a Fund’s shares is its NAV.  Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form as discussed in the Funds’ Prospectus.  In order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time.

The Funds reserves the right in its sole discretion (1) to suspend the continued offering of a Fund’s shares, (2) to reject purchase orders in whole or in part when in the judgment of the Adviser or such rejection is in the best interest of each Fund, and (3) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund’s shares.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell Fund shares any day the NYSE is open for regular trading.  Payments to shareholders for Fund shares redeemed directly from a Fund will be made as promptly as possible, but no later than seven days after receipt by the transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of each Fund’s shareholders.  Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of each Fund’s portfolio securities at the time of redemption or repurchase.

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Telephone Instructions

As described in the Prospectus, shareholders with telephone privileges established on their account may redeem a Fund’s shares by telephone.  Upon receipt of any instruction or inquiry from a person claiming to be a shareholder, each Fund or its authorized agents may carry out the instruction and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, each Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The transfer agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the transfer agent fails to employ reasonable procedures, a Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the transfer agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the transfer agent by telephone.  In this event, you may wish to submit a written request, as described in the Prospectus.  Telephone privileges may be modified or terminated without notice.

Redemptions In-Kind

The Trust has filed an election under SEC Rule 18f-1 under the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (1) $250,000 or (2) 1% of the net asset value of a Fund).  Each Fund has reserved the right to pay the redemption price of their shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Each Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although each Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio.  To the extent a Fund holds illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  Each Fund does not anticipate that they would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

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DETERMINATION OF NET ASSET VALUE

The NAV per share of a Fund is determined every business day as of the close of the NYSE (generally 4:00 p.m. Eastern Time), and at such other times as may be necessary or appropriate.  The Funds do not determine NAV on certain national holidays or other days on which the NYSE is closed: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV per share is computed by dividing the value of a Fund’s total assets, less its liabilities, by the total number of shares outstanding.

Certain brokers and certain designated intermediaries on their behalf may accept purchase and redemption orders.  The Funds will be deemed to have received such an order when the broker or the designee has accepted the order.  Customer orders are priced at the NAV next computed after such acceptance.  Such orders may be transmitted to the Funds or their agents several hours after the time of the acceptance and pricing.

The Funds strictly prohibit late day trading.  Orders for purchases and sales must be placed on or before the close of the NYSE to receive that day’s share price.  If an order is received after the close of the NYSE, the order is processed at the NAV next calculated on the following business day.  In addition, all broker-dealers and administrators are required by contract (and, in the case of broker-dealers, by regulation) to only execute orders that are placed at or before the close of the NYSE.  However, the Funds and their agents cannot ensure that orders transmitted to the Funds or their agents as orders received by the close of the NYSE on a given day were in fact received by the intermediary by that time.

Valuation

The Funds’ securities are valued as follows: Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded, and, in the case of securities reported on the NASDAQ system, are valued based on the NASDAQ Official Closing Price.  If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices.  Debt securities having a maturity over 60 days are valued at the yield equivalent as obtained from a pricing source or one or more market makers for such securities.  Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

In the event that the Adviser determines that market quotations are not available for any security, a fair value of such security will be determined in accordance with procedures established by the Boards’ Executive Committee.  Market quotations also may be deemed unavailable in other contexts, where the Adviser reasonably believes a quotation does not reflect the price as of the market close.  The Funds have adopted procedures for monitoring significant events, which the Trust defines as an event that could materially affect the value of a security that has occurred between the time of the security’s last close and the time of which the NAV is calculated.  In the event the Adviser becomes aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Funds’ Boards.

Foreign securities may impose additional fair valuation considerations due to the potential for market timing activity.  For the purposes of valuation, the Funds define a foreign security as a security that trades solely or principally on a foreign exchange or other foreign market and for which no ADR, GDR or other receipt exists.  In the event that the Funds purchased a foreign security, additional procedures would be established and used as described in the valuation procedures established by the Board of Trustees.

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DIVIDENDS, CAPITAL GAINS AND TAXES

Distributions

Dividends from net investment income and distributions from net gains from the sale of securities are generally made annually for the Opportunities Fund and Core Fund, except for the Income Fund which distributes from net investment income on a quarterly basis and the Bond Fund and Short-Term Bond Fund which distributes from net investment income on a monthly basis.  Also, the Funds typically distribute any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also typically be distributed by November 30 of each year.

Each Fund’s distribution is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Funds will issue a statement of the federal income tax status of all distributions to each shareholder.

Tax Information

Each Fund is treated as a separate entity for federal income tax purposes.  Each Fund has elected to qualify and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  The Funds’ policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes.  However, the Funds can give no assurances that their distributions will be sufficient to eliminate such taxes.  To comply with the requirements of the Code, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which a Fund paid no federal income tax.  If a Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

Each Fund’s ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Funds.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  Under current law, a portion of the distributions paid by a Fund to individual shareholders may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent a Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends received deduction to the extent a Fund designates the amount distributed as a qualifying dividend and if holding period requirements are satisfied.  The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year.  In view of each Fund’s investment policy, it is expected that dividends from domestic corporations will be part of each Fund’s gross income and that, accordingly, part of the distributions by a Fund may be eligible for treatment as qualified dividend income for individual shareholders and the dividends-received deduction for corporate shareholders.  However, the portion of a Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The reduced tax rate or deduction may be reduced or eliminated if Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

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Each Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Under the Code, the Funds will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax currently at the rate of 28% in the case of non-exempt shareholders who fail to furnish a Fund with their correct taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies a Fund that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Each Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

Each Fund will not be subject to corporate income tax in the Delaware as long as they qualify as a regulated investment company for federal income tax purposes.  Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax currently at a rate of 30% (or at a lower rate under an applicable income tax treaty) on Fund distributions.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such changes could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to the Funds and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of the Funds under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

SIGNIFICANT SHAREHOLDERS

Since the Funds had not commenced operation as of the date of this SAI, there were no significant shareholders.

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PERFORMANCE INFORMATION

Yield

The Bond Fund and Short-Term Bond Fund may quote yield figures from time to time.  Yield is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period.  The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

The Yield formula is as follows:

YIELD = 2(((a-b/cd) + 1) - 1)

a = dividends and interest earned during the period (for this purpose, the fund will recalculate the yield to maturity based on market value of each portfolio security on each business day on which net asset value is calculated);

b = expenses accrued for the period (net of reimbursements);

c = the average daily number of shares outstanding during the period that were entitled to receive dividends;

d = the net asset value of the fund.

Performance Data

From time to time, each fund may give information about its performance by quoting figures in advertisements and sales literature.  These performance figures are based on historical results and are not intended to indicate future performance.  "Average Annual Total Return" represents the average annual compounded rate of return for the periods presented.  Periods of less than one year are not annualized.  Average annual total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the fund's portfolio.  Average annual total return is calculated in accordance with the standardized method prescribed by the SEC by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     ERV = P(1+T)(n)

      P = the amount of an assumed initial investment of $1,000 in fund shares;

      T = average annual total return;

      n = number of years from initial investment to the end of the period

      ERV = ending redeemable value of $1,000 investment held until the end of such period.

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This calculation: (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

"Average Annual Total Return After Taxes on Distributions" adjusts the before taxes quotation for the effects of paying the highest individual marginal federal income tax rate on distributions paid by each of the Funds.  Average annual total return after-taxes on distributions is calculated in accordance with the standardized method prescribed by the SEC by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P(1+T)(n) = ATV(D)

      P = hypothetical initial payment of $1,000

      T = average annual total return (after taxes on distributions)

      n = number of years

      ATV(D) = ending redeemable value, after taxes on fund distributions but not after taxes on sale of fund shares, at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

"Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares" adjusts the after-taxes quotation for the effects of paying the highest individual marginal federal income tax rate on the sale of each fund's shares.  Average annual total return after taxes on distributions and sale of fund shares is calculated in accordance with the standardized method prescribed by the SEC by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P(1+T)(n) = ATV(DR)

      P = hypothetical initial payment of $1,000

      T = average annual total return (after taxes on distributions and redemption)

      n = number of years

      ATV(DR) = ending redeemable value, after taxes on fund distributions and redemption, at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

Advertising Information

In advertising and sales literature, a fund may compare its yield and performance with that of other mutual funds, indices or averages of other mutual funds, indices of related financial assets or data and other competing investment and deposit products available from or through other financial institutions.  The composition of these indices or averages differs from that of the Funds.  Comparison of a fund to an alternative investment should be made with consideration of differences in features and expected performance.

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All of the indices and averages used will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate.  A fund may also note its mention in newspapers, magazines or other media from time to time.  However, the Funds assume no responsibility for the accuracy of such data.  Newspapers and magazines which might mention a fund include, but are not limited to, the following:

      Business Week

Los Angeles Times

      Changing Times

Money

      Chicago Tribune

Mutual Fund Letter

      Chicago Sun-Times

Morningstar

      Crain's Chicago Business

Newsweek

      Consumer Reports

The New York Times

      Consumer Digest

Pensions and Investment

      Financial World

Personal Investor

      Forbes

Stanger Reports

      Fortune

Time

      Investor's Daily

USA Today

      Kiplinger's

U.S. News and World Report

      L/G No-Load Fund Analyst

The Wall Street Journal

When a newspaper, magazine, or other publication mentions a fund, such mention may include (i) listings of some or all of the fund's holdings, (ii) descriptions of characteristics of some or all of the securities held by the fund, including price-earnings ratios, earnings, growth rates and other statistical information and comparisons of that information to similar statistics for the securities comprising any of the indices or averages listed above and (iii) descriptions of the fund's or a portfolio manager's economic and market outlook.

A fund's performance is a result of conditions in the securities markets, portfolio management and operating expenses.  Although information such as that described above may be useful in reviewing a fund's performance and in providing some basis for comparison with other investment alternatives, it is not necessarily indicative of future performance and should not be used for comparison with other investments using different reinvestment assumptions or time periods.

The Funds may also compare their performances to various stock indices (groups of unmanaged common stocks), including Standard & Poor's 500 Stock Index, the Value Line Composite Average, the Russell Indices, the NASDAQ Composite Index, the Dow Jones Industrial Average or to the Consumer Price Index or groups of comparable mutual funds, including rankings determined by Lipper, Inc. (an independent service that monitors the performance of over 1,000 mutual funds), Morningstar, Inc. or that of any another service.

The Funds may also cite its ranking, recognition or other mention by Morningstar.  Morningstar's ranking system is based on risk-adjusted total return performance and is expressed in a star-rated format.  The risk- adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly return less the 3-month Treasury bill return) from the fund's load-adjusted total return score.  This numerical score is then translated into ranking categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, and next 22.5% labeled two star, and the bottom 10% one star.  A high ranking reflects either above-average performance or below-average risk or both.

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FINANCIAL STATEMENTS

The report of KPMG LLP, independent registered public accounting firm, and the audited financial statements of the Funds, which are contained in the Selkirk Funds Annual Report to Shareholders, when first available, will be sent to shareholders of the Funds and filed with the Securities and Exchange Commission, are hereby incorporated by reference into this Statement of Additional Information.  Selkirk Funds will furnish a copy of such Annual Report to shareholders, without charge, upon request made to Selkirk Funds, c/o Fund Services Group, LLC, 1776-A South Naperville Road, Suite 101, Wheaton, Illinois 60189 or by calling 1-888-813-2552.

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APPENDIX I - FIXED INCOME SECURITIES RATINGS

Corporate Bond and Commercial Paper Ratings

The following is a description of Moody’s Investors Service, Inc.’s bond ratings:

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group, they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

The following is a description of Standard & Poor’s Corporation’s investment grade bond ratings:

AAA: Bonds rated AAA are considered highest grade obligations.  They possess the ultimate degree of protection as to principal and interest.  They move with market interest rates, and thus provide the maximum safety on all counts.

AA: Bonds rated AA are high-grade obligations.  In the majority of instances, they differ from AAA issues only to a small degree.  Prices of AA bonds also move with the long-term money market.

A: Bonds rated A are upper medium grade obligations.  They have considerable investment strength, but are not entirely free from adverse effects of change in economic and trade conditions.  Interest and principal are regarded as safe.  They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB: Bonds rated BBB are medium grade obligations.  They are considered borderline between definitely sound obligations and those where the speculative element begins to predominate.  These bonds have adequate asset coverage and are normally protected by satisfactory earnings.  Their susceptibility to changing conditions, particularly to depressions, necessitates constant monitoring.  These bonds are more responsive to business and trade conditions than to interest rates.  This group is the lowest that qualifies for commercial bank investment.

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The following is a description of Fitch, Inc. investment grade credit ratings:

AAA: Highest credit quality.  AAA ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality.  AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.  A ratings denote a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality.  BBB ratings indicate that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Commercial paper rated A by Standard & Poor’s Corporation has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated “A” or better; the issuer has access to at least two adequate channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well-established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.  The relative strength or weakness of the above factors determines whether an issuer’s commercial paper is rated A-1, A-2, or A-3.

Issuers rated Prime-1 by Moody’s Investors Services, Inc., are considered to have superior capacity of repayment of short-term promissory obligations.  Such repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The following is a description of Fitch, Inc. short-term credit ratings:

F1: Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

2

PART C.  OTHER INFORMATION

Item 28.  Exhibits

(a)

Declaration of Trust of the Registrant (previously filed as Exhibit (a) to this Registration Statement, filed on May 11, 2000, and incorporated herein by reference)

(b)

By-Laws of the Registrant (previously filed as Exhibit (b) to this Registration Statement, filed on May 11, 2000, and incorporated herein by reference)

(c)

See Exhibits (a) and (b)

(d)(1)

Advisory Agreement between the Registrant and Ambassador Capital Management, LLC, relating to the Ambassador Money Market Fund (previously filed as Exhibit (d) to Pre-Effective Amendment No. 1 to this Registration Statement, filed on July 28, 2000, and incorporated herein by reference)

(d)(2)

Advisory Agreement between the Registrant and Convergence Financial Services, Inc., relating to the Selkirk Opportunities Fund, Selkirk Core Fund, Selkirk Income Fund, Selkirk Bond Fund and Selkirk Short-Term Bond Fund (collectively, the “Selkirk Funds”) (filed herewith)

(d)(3)

Subadvisory Agreement between the Convergence Financial Services, Inc. and Clarkston Capital Partners, LLC, relating to the Selkirk Opportunities Fund, Selkirk Core Fund and Selkirk Income Fund (filed herewith)

(d)(4)

Subadvisory Agreement between the Convergence Financial Services, Inc. and Ambassador Capital Management, LLC, relating to the Selkirk Bond Fund and Selkirk Short-Term Bond Fund (filed herewith)

(e)

Distribution Agreement dated June 14, 2011 with Quasar Distributors, LLC (filed herewith)

(f)

Not applicable

(g)(1)(A)

Domestic Custody Agreement between Registrant and U.S. Bank, N.A., relating to the Ambassador Money Market Fund, (previously filed as Exhibit (g) to Post Effective Amendment No. 17 to this Registration Statement, filed on October 1, 2010, and incorporated herein by reference)

(g)(1)(B)

First Amendment to the Domestic Custody Agreement between Registrant and U.S. Bank, N.A. relating to the Ambassador Money Market Fund, (previously filed as Exhibit (g)(1) to Post Effective Amendment No. 18 to this Registration Statement , filed on November 30, 2010, and incorporated herein by reference)

(g)(2)

Domestic Custody Agreement between Registrant and U.S. Bank, N.A relating to the Selkirk Opportunities Fund, Selkirk Core Fund, Selkirk Income Fund, Selkirk Bond Fund and Selkirk Short-Term Bond Fund (filed herewith)

(h)(1)(A)

Administration Agreement between the Registrant and Fund Services Group, LLC (previously filed as Exhibit (h)(1) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

(h)(1)(B)

Second Amendment to Administration Agreement between the Registrant and Fund Services Group, LLC relating to the Ambassador Funds (filed herewith)

3

 (h)(2)(A)

Fund Accounting Agreement between the Registrant and Fund Services Group, LLC (previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 5 to this Registration Statement, filed on November 12, 2003, and incorporated herein by reference)

(h)(2)(B)   First Amendment to the Fund Accounting Agreement between the Registrant and Fund Services Group, LLC relating to the Ambassador Money Market Fund (previously filed as Exhibit (h)(3)(B) to Post-Effective Amendment No. 13 to this Registration Statement, filed on November 29, 2006, and incorporated herein by reference)

 (h)(2)(C)

Second Amendment to Fund Accounting Agreement between the Registrant and Fund Services Group, LLC relating to the Ambassador Funds (filed herewith)

(h)(3)(A)

Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, relating to the Ambassador Money Market Fund, (previously filed as Exhibit (g) to Post Effective Amendment No. 17 to this Registration Statement, filed on October 1, 2010, and incorporated herein by reference)

(h)(3)(B)

Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, relating to the Selkirk Opportunities Fund, Selkirk Core Fund, Selkirk Income Fund, Selkirk Bond Fund and Selkirk Short-Term Bond Fund (filed herewith)

(h)(4)(A)

Fund Accounting Services Agreement between Fund Services Group, LLC and Jackson Fund Services relating to Ambassador Money Market Fund sub-accounting services (previously filed as Exhibit (h)(4) to Post Effective Amendment No. 18 to this Registration Statement , filed on November 30, 2010, and incorporated herein by reference)

(h)(4)(B)

Amendment to Exhibit B to Fund Accounting Services Agreement between Fund Services Group, LLC and Jackson Fund Services relating to the Selkirk Opportunities Fund, Selkirk Core Fund, Selkirk Income Fund, Selkirk Bond Fund and Selkirk Short-Term Bond Fund (filed herewith)

(i)

Opinion and Consent of Greenberg, Traurig, LLP as to legality of shares of the Selkirk Opportunities Fund, Selkirk Core Fund, Selkirk Income Fund, Selkirk Bond Fund and Selkirk Short-Term Bond Fund being registered (filed herewith)

(j)(1)

Consent of KPMG, LLP – Selkirk Opportunities Fund, Selkirk Core Fund, Selkirk Income Fund, Selkirk Bond Fund and Selkirk Short-Term Bond Fund (filed herewith)

(k)

Not applicable

(l) (A)

Subscription Agreements relating to the Ambassador Money Market Fund (previously filed as Exhibit (l) to Pre-Effective Amendment No. 1 to this Registration Statement, filed on July 28, 2000, and incorporated herein by reference)

(l) (B)

Final form of Subscription Agreement relating to the Selkirk Opportunities Fund, Selkirk Core Fund, Selkirk Income Fund, Selkirk Bond Fund and Selkirk Short-Term Bond Fund (filed herewith)

(m)

Distribution Plan adopted pursuant to Rule 12b-1 (filed herewith)

(n)

Multiple Class Plan adopted pursuant to Rule 18f-3, relating to the Ambassador Money Market Fund (previously filed as Exhibit (n) to Post-Effective Amendment No. 3 to this Registration Statement, filed on October 21, 2001, and incorporated herein by reference)

(o)

Not applicable

4

(p)(A)

Code of Ethics relating to the Ambassador Funds (previously filed as Exhibit (p) to Post-Effective Amendment No. 11 to this Registration Statement, filed on March 10, 2006, and incorporated herein by reference)

(p)(B)

Code of Ethics relating to Convergence Financial Services, Inc. (filed herewith)

(p)(C)

Code of Ethics relating to Clarkston Capital Partners, LLC (filed herewith)

 (p)(D)

Code of Ethics relating to Ambassador Capital Management, LLC (filed herewith)

(q)

Other Exhibits.  Power of Attorney of John L. Guy, Marlene Z. Hodges, Mark F. Ogan, Robert S. Bacarella and Brian T. Jeffries, as Trustees of the Registrant, dated as of September 24, 2010.  (previously filed as Exhibit (g) to Post Effective Amendment No. 17 to this Registration Statement, filed on October 1, 2010, and incorporated herein by reference)

Item 29.  Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 30.  Indemnification

The Declaration of Trust of Ambassador Funds (the “Trust”) provides that a Trustee, when acting in such capacity, shall not be personally liable to any person, other than the Trust or a shareholder to the extent provided in the Declaration of Trust (as described below), for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee.  The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust.  The Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust and any person who is serving or has served at the Trust’s request as a director, officer, Trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Bylaws.

The exercise by the Trustees of their powers and discretions under the Declaration of Trust shall be binding upon everyone interested.  A Trustee shall be liable to the Trust and to any shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law.  The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.

The Trust’s by-laws provide that, subject to the exceptions and limitation described below, every person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (collectively, an “agent”) shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

No indemnification shall be provided under the Trust’s by-laws to an agent:

(a)

who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, “disabling conduct”); or

(b)

with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of

5

disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

(i)

by the court or other body before which the proceeding was brought;

(ii)

by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)

by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

6

Item 31.  Business and Other Connections of the Investment Adviser

Ambassador Capital Management, LLC (“ACM”) serves as investment adviser to the Money Market Fund and is the subadviser to the Selkirk Bond Fund and the Selkirk Short-Term Bond Fund.  ACM is registered as an investment adviser with the Securities and Exchange Commission.  ACM specializes in the management of fixed income and cash portfolios for public and private sector retirement plans, municipalities, corporations, endowments and foundations.  Set forth below are the names and principal businesses of the directors and executive officers of ACM.

Name of

Principal Business(es) During

Officers and Directors of ACM

at Least the Last Two Fiscal Years

Brian T. Jeffries

President since January 1998; Previously, Portfolio Manager and Partner, Munder Capital Management

Gregory A. Prost

Chief Investment Officer since January 2000, Secretary since April 30, 2010 and Treasurer since November 2010; Previously, Senior Portfolio Manager and Partner, Munder Capital Management

Betty Valaise Smith

Chief Compliance Officer of ACM since March, 2010 and Director of Administration since October 2006

Convergence Financial Services, Inc. (“CFSI”) serves as investment adviser to the Selkirk Funds and individually managed clients. CFSI is registered as an investment adviser with the Securities and Exchange Commission. Set forth below are the names and principal businesses of the directors and executive officers of CFSI.

Name of

Principal Business(es) During

Officers and Directors of CFSI

at Least the Last Two Fiscal Years

Timothy J. Otto

President since December 2009

Dennis M. Brown

Vice President since December 2009

Maria C. De Nicolo

Chief Compliance Officer since March 2011

Clarkston Capital Partners, LLC. (“CCP”) serves as investment sub-adviser to the Selkirk Opportunities Fund, Selkirk Core Fund and Selkirk Income Fund. CCP also provides investment advisory services to individually managed clients.  CCP is registered as an investment adviser with the Securities and Exchange Commission. Set forth below are the names and principal businesses of the directors and executive officers of CCP.

Name of

Principal Business(es) During

Officers and Directors of CFSI

at Least the Last Two Fiscal Years

Jeffrey A. Hakala

Chief Investment Officer and Founding Member since 2007

Gerald (“Jerry”) W. Hakala

Director of Research and Founding Member since 2007

Salvatore F. Gianino

Managing Director and Chief Compliance Officer since 2009

7

Item 32.  Principal Underwriters

(a)  Pursuant to information provided by Quasar Distributors, LLC (the "Distributor"), the registrant’s principal underwriter, the Distributor, also acts as principal underwriter for the following investment companies:

Fund Group Name	Fund Name
Academy Fund Trust	Academy Core Equity Fund
Academy Fund Trust	Academy Select Opportunities Fund
ActivePassive Funds	ActivePassive Large Cap Growth Fd.
ActivePassive Funds	ActivePassive Large Cap Value Fd.
ActivePassive Funds	ActivePasive Small/Mid Cap Growth Fd
ActivePassive Funds	ActivePasive Small/Mid Cap Value Fd
ActivePassive Funds	ActivePassive International Equity Fd
ActivePassive Funds	ActivePassive Emerging Mkts Equity Fd.
ActivePassive Funds	ActivePassive Intermediate Taxable Bd. Fd.
ActivePassive Funds	Active Passive Global Bond Fund
ActivePassive Funds	Active Passive Intermediate Municipal Bond Fund
AIP Alternative Strategies Funds	Alpha Hedged Strategies Fd
AIP Alternative Strategies Funds	Beta Hedged Strategies Fd
Akros Absolute Return Fund	Akros Absolute Return Fund
Al Frank Funds	The Al Frank Fund
Al Frank Funds	Al Frank Dividend Value Fund
Allied Asset Advisors Funds	Iman Fund
Alpine Equity Trust	Alpine Inter'l Real Estate Equity Fd
Alpine Equity Trust	Alpine Realty Income & Growth Fd
Alpine Equity Trust	Alpine U.S. Real Estate Equity Fd
Alpine Income Trust	Alpine Municipal Money Market Fd
Alpine Income Trust	Alpine Ultra Short Tax Optimized Fd
Alpine Series Trust	Alpine Dynamic Balance Fund
Alpine Series Trust	Alpine Dynamic Dividend Fund
Alpine Series Trust	Alpine Dynamic Financial Srvs. Fund
Alpine Series Trust	Alpine Dynamic Innovators Fund
Alpine Series Trust	Alpine Dynamic Transformations Fund
American Trust Allegiance Fund	The American Trust Allegiance Fd
Appleton Group	The Appleton Group Plus Fund
Ascentia Funds	Ascentia Alternative Stgies Fund
Brandes Investment Trust	Brandes Inst. Intnl Equity Fund
Brandes Investment Trust	Brandes Seperately Managed Account Reserve Trust
Brandes Investment Trust	Brandes Inst. Core Plus Fixed Income Fd.
Brandes Investment Trust	Brandes Inst. Enhanced Income Fund
Brandywine Blue Funds, Inc.	Brandywine Advisors Mid Cap Growth Fund
Brazos Mutual Funds	Brazos Growth Portfolio
Brazos Mutual Funds	Brazos Micro Cap Portfolio
Brazos Mutual Funds	Brazos Mid Cap Portfolio
Brazos Mutual Funds	Brazos Small Cap Portfolio
Bridges Investment Fund, Inc.	Bridges Investment Fund, Inc.
Bristlecone Value Fund	Bristlecone Value Fund
Buffalo Funds	Buffalo Balanced Fund
Buffalo Funds	Buffalo High Yield Fund
Buffalo Funds	Buffalo Large Cap Fund
Buffalo Funds	Buffalo Micro Cap Fund
Buffalo Funds	Buffalo Mid Cap Fund
Buffalo Funds	Buffalo Science & Technology Fd
Buffalo Funds	Buffalo Small Cap Fund
Buffalo Funds	Buffalo USA Global Fund
Buffalo Funds	Buffalo Jayhawk China Fund
Buffalo Funds	Buffalo International Fund
Capital Advisors Funds	Capital Advisor Growth Fund
Chase Funds	Chase Growth Fund
Chase Funds	Chase Mid Cap Growth Fund
Cookson Peirce	Cookson Peirce Core Equity Fund
Counterpoint Select Fund	Counterpoint Select Fund
Country Funds	Country Bond Fund
Country Funds	Country Growth Fund, Inc

8

Cullen Funds	Cullen High Dividend Equity Fund
Cullen Funds	Cullen International High Dividend Fd
Duncan-Hurst Funds	Duncan-Hurst CAN Slim Select Gwth
Edgar Lomax Value Fund	Edgar Lomax Value Fund
Empiric Funds, Inc.	Empiric Core Equity Fund
Everest Funds	Everest America Fund
Fairholme Fund	Fairholme Fund
FIMCO Funds	FIMCO Select Fund
First Amer Investment Funds, Inc.	Arizona Tax Free
First Amer Investment Funds, Inc.	Balanced
First Amer Investment Funds, Inc.	California Intermediate Tax Free
First Amer Investment Funds, Inc.	California Tax Free
First Amer Investment Funds, Inc.	Colorado Intermediate Tax Free
First Amer Investment Funds, Inc.	Colorado Tax Free
First Amer Investment Funds, Inc.	Core Bond
First Amer Investment Funds, Inc.	Equity Income
First Amer Investment Funds, Inc.	Equity Index
First Amer Investment Funds, Inc.	High Income Bond
First Amer Investment Funds, Inc.	Inflation Protected Securities
First Amer Investment Funds, Inc.	Intermediate Govt Bond
First Amer Investment Funds, Inc.	Intermediate Tax Free
First Amer Investment Funds, Inc.	Intermediate Term Bond
First Amer Investment Funds, Inc.	International
First Amer Investment Funds, Inc.	International Select Fund
First Amer Investment Funds, Inc.	Large Cap Growth Opportunities
First Amer Investment Funds, Inc.	Large Cap Select Fund
First Amer Investment Funds, Inc.	Large Cap Value
First Amer Investment Funds, Inc.	Mid Cap Growth Opportunities
First Amer Investment Funds, Inc.	Mid Cap Index
First Amer Investment Funds, Inc.	Mid Cap Value
First Amer Investment Funds, Inc.	Missouri Tax Free
First Amer Investment Funds, Inc.	MN Intermediate Tax Free
First Amer Investment Funds, Inc.	MN Tax Free
First Amer Investment Funds, Inc.	Nebraska Tax Free
First Amer Investment Funds, Inc.	Ohio Tax Free
First Amer Investment Funds, Inc.	Oregon Intermediate Tax Free
First Amer Investment Funds, Inc.	Real Estate Securities
First Amer Investment Funds, Inc.	Short Tax Free
First Amer Investment Funds, Inc.	Short Term Bond
First Amer Investment Funds, Inc.	Small-Mid Cap Core
First Amer Investment Funds, Inc.	Small Cap Growth Opportunities
First Amer Investment Funds, Inc.	Small Cap Index
First Amer Investment Funds, Inc.	Small Cap Select
First Amer Investment Funds, Inc.	Small Cap Value
First Amer Investment Funds, Inc.	Tax Free
First Amer Investment Funds, Inc.	Total Return Bond Fund
First Amer Investment Funds, Inc.	US Govt Mortgage
First Amer Investment Funds, Inc.	Quantitative Large Cap Core Fund
First Amer Investment Funds, Inc.	Quantitative Large Cap Growth Fund
First Amer Investment Funds, Inc.	Quantitative Large Cap Value Fund
First Amer Strategy Funds, Inc.	Income Builder Fund
First Amer Strategy Funds, Inc.	Strategy Aggressive Growth Alloc
First Amer Strategy Funds, Inc.	Strategy Growth and Income Alloc
First Amer Strategy Funds, Inc.	Strategy Growth Allocation
First Amer Strategy Funds, Inc.	Strategy Income Allocation
Fort Pitt Capital Group, Inc.	Fort Pitt Capital Total Return Fund
Fund X Funds	Fund X Aggressive Upgrader Fund
Fund X Funds	Fund X Conservative Upgrader Fd
Fund X Funds	Fund X Flexible Income Fund
Fund X Funds	Fund X Tactical Upgrader Fund
Fund X Funds	Fund X Upgrader Fund
Fund X Funds	Fund X Stock Upgrader Fund
Fund X Funds	Fund X ETF Upgrader Fund
Fund X Funds	Fund X ETF Aggressive Upgrader Fund
Fusion Funds	Fusion Global Long/Short Fund
Geneva Advisors All Cap Growth Fund	Geneva Advisors All Cap Growth Fund
Glenmede Fund, Inc.	Glenmede Core Fixed Income Port

9

Glenmede Fund, Inc.	Glenmede Government Cash Port
Glenmede Fund, Inc.	Glenmede International
Glenmede Fund, Inc.	Glenmede Large Cap 100
Glenmede Fund, Inc.	Glenmede Large Cap Growth
Glenmede Fund, Inc.	Glenmede Large Cap Value Port
Glenmede Fund, Inc.	Glenmede Small Cap Equity Port
Glenmede Fund, Inc.	Glenmede Strategic Equity Port
Glenmede Fund, Inc.	Glenmede Tax Exempt Port
Glenmede Fund, Inc.	Glenmede U.S. Emerging Growth
Glenmede Fund, Inc.	Glenmede Long/Short Fund
Glenmede Fund, Inc.	Glenmede Total Market
Glenmede Portfolios	Glenmede Municiple Inter Port
Glenmede Portfolios	Glenmede NJ Municiple Port
Glenmede Portfolios	Philadelphia International Fund
Greenspring Fund	Greenspring Fund
Guinness Atkinson Funds	GAtkinson Alternative Energy Fund
Guinness Atkinson Funds	GAtkinson Asia Focus
Guinness Atkinson Funds	Gatkinson Asia-Pacific Dividend Fd
Guinness Atkinson Funds	GAtkinson China & Hong Kong
Guinness Atkinson Funds	GAtkinson Global Energy Fund
Guinness Atkinson Funds	GAtkinson Global Innovators Fd
Harding Loevner Funds	Harding Loevner Emerging Mkts Port
Harding Loevner Funds	Harding Loevner Instl Emerging Mkts
Harding Loevner Funds	Harding Loevner Global Portfolio
Harding Loevner Funds	Harding Loevner Intl Small Co Port
Harding Loevner Funds	Harding Loevner Intl Equity Port
Hennessy Funds, Inc	Hennessy Balanced Fund
Hennessy Funds, Inc	Hennessy Total Return Fund
Hennessy Mutual Funds, Inc.	Hennessy Cornerstone Growth Fd
Hennessy Mutual Funds, Inc.	Hennessy Cornerstone Growth II Fd
Hennessy Mutual Funds, Inc.	Hennessy Cornerstone Value Fund
Hennessy Mutual Funds, Inc.	Hennessy Focus 30 Fund
Hodges Fund	Hodges Fund
Hotchkis and Wiley Funds	Hotchkis and Wiley Large Cap Value
Hotchkis and Wiley Funds	Hotchkis and Wiley Mid Cap Value
Hotchkis and Wiley Funds	Hotchkis and Wiley Small Cap Value
Hotchkis and Wiley Funds	Hotchkis and Wiley All Cap Value
Hotchkis and Wiley Funds	Hotchkis and Wiley Core Value
Huber Funds	Huber Capital Equity Income Fd
Huber Funds	Huber Capital Small Cap Value Fd
Intrepid Capital Management	Intrepid Capital Fund
Intrepid Capital Management	Intrepid Small Cap Fund
Intrepid Capital Management	Intrepid Income Fund
Jacob Internet Fund Inc.	Jacob Internet Fund
Jensen Portfolio	Jensen Portfolio
Julius Baer Funds	Julius Baer International Equity Fund
Julius Baer Funds	Julius Baer Int'l Equity II Fund
Julius Baer Funds	Julius Baer Glbl High Income Bond Fd
Julius Baer Funds	Julius Baer Global Equity Fund
Julius Baer Funds	Julius Baer Total Return Fund
Julius Baer Funds	Julius Baer U.S. Micro Cap Fund
Julius Baer Funds	Julius Baer U.S. Small Cap Fund
Julius Baer Funds	Julius Baer U.S. Mid Cap Fund
Julius Baer Funds	Julius Baer U.S. Multi Cap Fund
Kensington Funds	Kensington International REIT Fd
Kensington Funds	Kensington Real Estate Securities Fd
Kensington Funds	Kensington Select Income Fd
Kensington Funds	Kensington Strategic Realty Fd
Kensington Funds	Kensington Global Real Estate Fund
Kensington Funds	Kensington Global Infrastructure
Keystone Mutual Funds	Keystone Large Cap Growth Fund
Kiewit Investment Fund L.P.	Kiewit Investment Fund
Kirr Marbach Partners Funds, Inc	Kirr Marbach Partners Value Fd
Leader Short Term Bond Fund	Leader Short Term Bond Fund
LKCM Funds	Aquinas Small Cap Fund
LKCM Funds	Aquinas Value Fund
LKCM Funds	Aquinas Growth Fund

10

LKCM Funds	Aquinas Fixed Income Fund
LKCM Funds	Balanced Fund
LKCM Funds	Fixed Income Fund
LKCM Funds	International Fund
LKCM Funds	LKCM Equity Fund
LKCM Funds	LKCM Small Cap Fund
Marketfield Fund	Marketfield Fund
Masters' Select Fund Trust	Masters' Select Equity Fund
Masters' Select Fund Trust	Masters' Select Intnl Fund
Masters' Select Fund Trust	Masters' Sel Smaller Comp Fd
Masters' Select Fund Trust	Masters' Select Value Fund
Masters' Select Fund Trust	Focused Opportunities Fund
Matrix Asset Advisors, Inc.	Matrix Advisors Value Fd Inc.
McCarthy Fund	McCarthy Fund
Monetta Fund	Monetta Trust Young Investor Fund
Monetta Trust Mid-Cap Fund	Orion/Monetta Intermediate Bond Fund
MP63 Fund	MP63 Fund
Muhlenkamp (Wexford Trust)	Muhlenkamp Fund
Nicholas Funds	Nicholas Equity Income Fund
Nicholas Funds	Nicholas Fund
Nicholas Funds	Nicholas High Income Fund
Nicholas Funds	Nicholas II Fund
Nicholas Funds	Nicholas Liberty Fund
Nicholas Funds	Nicholas Limited Edition Fund
Nicholas Funds	Nicholas Money Market Fund
Osterweis Funds	The Osterweis Fund
Osterweis Funds	The Osterweis Strategic Income Fd
Perkins Capital Management	Perkins Discovery Fund
Permanent Portfolio Funds	Permanent Portfolio
Permanent Portfolio Funds	Permanent Portfolio Agg Growth
Permanent Portfolio Funds	Permanent Portfolio Treasury Bill
Permanent Portfolio Funds	Permanent Portfolio Versatile Bond
Perritt Opportunities Funds	Perritt Emerging Opportunities Fund
Perritt Opportunities Funds	Perritt MicroCap Opportunities Fund
Phocas Financial Funds	Phocas Real Estate Fund
Phocas Financial Funds	Phocas Small Cap Value Fund
PIA Funds	PIA BBB Bond Fund
PIA Funds	PIA Short Term Gov't Securities Fund
PIA Funds	PIA Total Return Bond Fund
PIA Funds	PIA MBS Bond Fund
PIC Funds	PIC Flexible Growth Fund
PIC Funds	PIC Small Cap Growth Fund
Portfolio 21	Portfolio 21
Primecap Odyssey Funds	Odyssey Growth Fund
Primecap Odyssey Funds	Odyssey Aggressive Growth Fund
Primecap Odyssey Funds	Odyssey Stock Fund
Prospector Fund	Prospector Capital Appreciation FD
Prospector Fund	Prospector Opportunity Fund
Prudent Bear Funds, Inc.	Prudent Bear Fund
Prudent Bear Funds, Inc.	Prudent Global Income Fund
Purisima Funds	Purisima Total Return Fund
Purisima Funds	Purisima All-Purpose Fund
Quaker Investment Trust	Quaker Strategic Growth Fund
Quaker Investment Trust	Quaker Capital Opportunities Fund
Quaker Investment Trust	Quaker Biotech Pharma-Healthcare
Quaker Investment Trust	Quaker Mid-Cap Value Fund
Quaker Investment Trust	Quaker Small-Cap Value Fund
Quaker Investment Trust	Quaker Small Cap Trend Plus Fund
Quaker Investment Trust	Quaker Fixed Income Fund
Quaker Investment Trust	Quaker Global Growth Fund
Rainier Funds	Rainier Balanced Portfolio
Rainier Funds	Rainier Core Equity Portfolio
Rainier Funds	Rainier Lrg Cap Growth Equity Portfolio
Rainier Funds	Rainier Interm Fixed Inc Port
Rainier Funds	Rainier Mid Cap Equity
Rainier Funds	Rainier Small Mid Cap Port
Rigel Capital, LLC	Rigel US Equity Large Cap Gwth Fd

11

Rigel Capital, LLC	Rigel US Equity Small/Mid Cap Growth
Rockland Funds Trust	Rockland Small Cap Growth Fund
Seascape Funds	Seascape Focus Growth Fund
Smead Fund	Smead Value Fund
Snow Fund	Snow Capital Opportunity Fund
Stephens Management Co.	Stephens Small Cap Growth Fund
Stephens Management Co.	Stephens Mid Cap Growth Fund
Summit Funds	Bond Fund
Summit Funds	Everest Fund
Summit Funds	High Yield Bond Fund
Summit Funds	Money Market Fund
Summit Funds	NASDAQ 100 Index Fund
Summit Funds	Short Term Government Fund
Teberg Fund	The Teberg Fund
Thompson Plumb (TIM)	Thompson Plumb Bond Fund
Thompson Plumb (TIM)	Thompson Plumb Growth Fd
Thompson Plumb (TIM)	Thompson Plumb MidCap Fd
Thunderstorm Mutual Funds	Dorfman Value Fund
TIFF Investment Program, Inc.	TIFF Bond Fund
TIFF Investment Program, Inc.	TIFF Gov Bond Fund
TIFF Investment Program, Inc.	TIFF International Equity Fd
TIFF Investment Program, Inc.	TIFF Multi-Asset Fund
TIFF Investment Program, Inc.	TIFF Short Term Fund
TIFF Investment Program, Inc.	TIFF U.S. Equity Fund
Tygh Capital Management	TCM Small Cap Growth Fund
Tygh Capital Management	TCM Small-Mid Cap
USA Mutuals	Generation Wave Growth
USA Mutuals	Vice Fund
Villere Fund	Villere Balanced Fund
W Y Funds	Core Fund
Wisconsin Capital Funds, Inc.	Plumb Balanced Fund
Wisconsin Capital Funds, Inc.	Plumb Equity Fund

Quasar Distributors, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority.  Quasar Distributors, LLC is a wholly-owned subsidiary of U.S. Bancorp, a publicly traded company on the New York Stock Exchange under the ticker symbol USB.

(b)  The information required by this Item 32(b) with respect to each director, officer, or partner of Quasar Distributors, LLC is incorporated by reference to Schedule A of Form BD filed by Quasar Distributors, LLC with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-52323).

(c)  Not applicable

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Item 33.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder which relate to the Money Market Fund are maintained at one of the following locations:

With respect to the

Ambassador Money Market Fund

Ambassador Capital Management, L.L.C.

500 Griswold Street, Suite 2800

(Investment Adviser)

Detroit, MI 48226

With respect to the Selkirk Funds

Convergence Financial Services, Inc.

4000 town Center

(Investment Adviser)

11th Floor

Southfield, MI 48075

Clarkston Capital Partners, LLC

260 E. Brown Street

(Investment Sub-Adviser)

Birmingham, MI 48009

Ambassador Capital Management, LLC

500 Griswold Street, Suite 2800

(Investment Sub-Adviser)

Detroit, MI 48226

With respect to the

Ambassador Money Market Fund and Selkirk Funds

Fund Services Group, LLC

1776-A South Naperville Road

(Administrator and Fund

Suite 101

Accountant)

Wheaton, Illinois 60189

Jackson Fund Services

225 West Wacker Drive, Suite 1200

(Fund Sub-Accountant)

Chicago, IL 60606

U.S. Bank, N.A.

1555 N. Rivercenter Drive

(Custodian)

Suite 302

Milwaukee, WI 53212

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

(Transfer Agent)

3rd Floor

Milwaukee, WI 53202

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Detroit, State of Michigan, on June 16, 2011.

AMBASSADOR FUNDS

        /S/ BRIAN T. JEFFRIES

By: __________________________

   Brian T. Jeffries, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacity shown below on June 16, 2011.

NAME

TITLE

/S/ BRIAN T. JEFFRIES__

Trustee and President

Brian T. Jeffries

(Principal Executive Officer)

/S/MARIA C. DE NICOLO

Chief Financial Officer

Maria C. De Nicolo

(Principal Financial and Accounting Officer)

*

Trustee

John L. Guy

*

Trustee

Marlene Z. Hodges

*

Trustee

Mark F. Ogan

/S/ ROBERT S. BACARELLA

Trustee

Robert S. Bacarella

*Executed on behalf of the indicated person by the undersigned, pursuant to power of attorney filed herewith.

By: _/S/ BRIAN T. JEFFRIES___

        Brian T. Jeffries, Attorney-In-Fact

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